First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.0%
	Australia – 24.7%
11,140	Afterpay Ltd. (b) (c)	$129,541
4,170	AGL Energy Ltd. (b)	43,640
67,440	Alumina Ltd. (b)	60,439
5,224	Aristocrat Leisure Ltd. (b)	67,691
13,545	Aurizon Holdings Ltd. (b)	35,103
157,938	Beach Energy Ltd. (b)	110,066
33,270	BlueScope Steel Ltd. (b)	174,186
341	CSL Ltd. (b)	61,814
30,738	Downer EDI Ltd. (b)	56,154
1,679	Flight Centre Travel Group Ltd. (b) (d)	10,234
45,407	Fortescue Metals Group Ltd. (b)	278,264
52,925	Harvey Norman Holdings Ltd. (b)	97,179
13,653	LendLease Group (b)	85,601
4,662	Magellan Financial Group Ltd. (b)	123,644
5,382	National Australia Bank Ltd. (b)	55,208
6,899	Newcrest Mining Ltd. (b)	94,742
14,478	Northern Star Resources Ltd. (b)	93,788
17,728	Orica Ltd. (b)	165,956
10,026	Origin Energy Ltd. (b)	26,942
63,526	Qantas Airways Ltd. (b)	123,597
12,726	QBE Insurance Group Ltd. (b)	66,290
49,948	Qube Holdings Ltd. (b)	66,087
1,231	Ramsay Health Care Ltd. (b)	43,285
2,215	REA Group Ltd. (b)	103,759
2,586	Rio Tinto Ltd. (b)	133,229
31,015	Santos Ltd. (b)	63,697
3,723	SEEK Ltd. (b)	34,022
32,956	Tabcorp Holdings Ltd. (b)	51,003
17,214	Treasury Wine Estates Ltd. (b)	106,874
11,505	WiseTech Global Ltd. (b)	119,606
2,467	Woodside Petroleum Ltd. (b)	27,375
10,719	Woolworths Group Ltd. (b)	233,099
		2,942,115
	Bermuda – 6.4%
27,894	China Gas Holdings Ltd. (b)	96,456
28,800	Hongkong Land Holdings Ltd. (b)	107,751
87,650	Kerry Properties Ltd. (b)	229,204
256,230	Nine Dragons Paper Holdings Ltd. (b)	232,149
70,037	NWS Holdings Ltd. (b)	71,374
19,842	Yue Yuen Industrial Holdings Ltd. (b)	30,321
		767,255
	Cayman Islands – 11.4%
632,108	Bosideng International Holdings Ltd. (b)	146,820
39,715	CK Asset Holdings Ltd. (b)	215,481
18,301	CK Hutchison Holdings Ltd. (b)	121,979
172,723	NagaCorp Ltd. (b)	174,847
Shares	Description	Value

	Cayman Islands (Continued)
36,870	Shimao Property Holdings Ltd. (b)	$127,778
212,177	Sino Biopharmaceutical Ltd. (b)	276,907
29,700	Wharf Real Estate Investment Co., Ltd. (b)	121,144
147,307	Xinyi Glass Holdings Ltd. (b)	168,205
		1,353,161
	Hong Kong – 12.8%
86,619	Hang Lung Group Ltd. (b)	181,032
46,362	Henderson Land Development Co., Ltd. (b)	175,475
66,954	Hysan Development Co., Ltd. (b)	216,221
166,303	New World Development Co., Ltd. (b)	177,325
18,831	Sun Hung Kai Properties Ltd. (b)	246,197
29,142	Swire Pacific Ltd., Class A (b)	185,510
49,369	Wharf Holdings (The) Ltd. (b)	86,768
38,165	Wheelock & Co., Ltd. (b)	258,604
		1,527,132
	New Zealand – 5.1%
40,261	Contact Energy Ltd. (b)	137,027
4,969	Fisher & Paykel Healthcare Corp., Ltd. (b)	90,329
68,629	Mercury NZ Ltd. (b)	171,833
19,492	Spark New Zealand Ltd. (b)	47,439
3,848	Xero Ltd. (b) (c)	160,040
		606,668
	Singapore – 2.3%
23,334	BOC Aviation Ltd. (b) (e) (f)	147,417
84,600	Genting Singapore Ltd. (b)	41,011
40,000	Wilmar International Ltd. (b)	90,456
		278,884
	South Korea – 30.3%
380	CJ ENM Co., Ltd. (b)	32,130
5,127	GS Holdings Corp. (b)	154,562
1,830	Hana Financial Group, Inc. (b)	34,429
7,997	Hankook Tire & Technology Co., Ltd. (b)	126,286
5,372	Hanon Systems (b)	39,011
1,653	Hyundai Glovis Co., Ltd. (b)	122,325
554	Hyundai Heavy Industries Holdings Co., Ltd. (b)	89,221
1,024	Hyundai Mobis Co., Ltd. (b)	141,648
963	Hyundai Motor Co. (b)	69,376
4,973	Hyundai Steel Co. (b)	72,707
9,768	Industrial Bank of Korea (b)	59,684
1,427	Kakao Corp. (b)	180,491
1,510	KB Financial Group, Inc. (b)	42,467
5,656	Kia Motors Corp. (b)	119,053
6,595	Korea Aerospace Industries Ltd. (b)	111,966

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
7,468	Korea Electric Power Corp. (b) (c)	$116,613
857	Korea Investment Holdings Co., Ltd. (b)	34,551
1,039	Korea Shipbuilding & Offshore Engineering Co., Ltd. (b) (c)	66,025
288	Korea Zinc Co., Ltd. (b)	83,813
4,605	LG Corp. (b)	223,066
9,113	LG Display Co., Ltd. (b) (c)	81,884
1,914	LG Electronics, Inc. (b)	75,255
14,169	LG Uplus Corp. (b)	124,479
1,093	Lotte Chemical Corp. (b)	171,588
1,642	NAVER Corp. (b)	228,295
390	Neoplux Co., Ltd. (c)	559
852	POSCO (b)	112,113
1,253	Samsung Electro-Mechanics Co., Ltd. (b)	99,286
5,258	Samsung Electronics Co., Ltd. (b)	204,439
317	SK Holdings Co., Ltd. (b)	43,361
3,921	SK Hynix, Inc. (b)	265,076
1,335	SK Telecom Co., Ltd. (b)	194,170
1,946	S-Oil Corp. (b)	90,403
		3,610,332
	Total Common Stocks	11,085,547
	(Cost $15,193,205)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.7%
	Australia – 1.8%
27,438	Charter Hall Group (b)	115,090
13,398	Dexus (b)	74,246
12,974	GPT (The) Group (b)	28,824
		218,160
	Hong Kong – 3.5%
416,621	Champion REIT (b)	250,198
19,626	Link REIT (b)	165,417
		415,615
	Singapore – 0.4%
32,600	Mapletree Commercial Trust (b)	41,812
	Total Real Estate Investment Trusts	675,587
	(Cost $845,269)
	Total Investments – 98.7%	11,761,134
	(Cost $16,038,474) (g)
	Net Other Assets and Liabilities – 1.3%	160,041
	Net Assets – 100.0%	$11,921,175

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $11,760,575 or 98.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $494,112 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,771,452. The net unrealized depreciation was $4,277,340.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 3,610,332	$ 559	$ 3,609,773	$ —
Other Country Categories*	7,475,215	—	7,475,215	—
Real Estate Investment Trusts*	675,587	—	675,587	—
Total Investments	$ 11,761,134	$ 559	$ 11,760,575	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Real Estate	26.3%
Materials	14.2
Consumer Discretionary	11.8
Industrials	11.2
Information Technology	9.0
Communication Services	7.5
Utilities	4.8
Energy	4.0
Health Care	4.0
Consumer Staples	3.7
Financials	3.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	34.9%
South Korean Won	30.7
Australian Dollar	28.2
New Zealand Dollar	3.8
Singapore Dollar	1.5
United States Dollar	0.9
Total	100.0%

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.6%
	Austria – 1.7%
16,679	ams AG (b) (c) (d)	$163,029
20,914	CA Immobilien Anlagen AG (b)	713,196
53,288	IMMOFINANZ AG (b)	964,942
41,475	OMV AG (b)	1,135,042
63,950	Raiffeisen Bank International AG (b)	919,871
96,881	voestalpine AG (b)	1,954,728
		5,850,808
	Belgium – 4.7%
26,759	Ageas (b)	1,115,101
45,383	Elia Group S.A./N.V. (b)	4,420,445
19,478	Galapagos N.V. (b) (d)	3,825,041
33,387	KBC Ancora (b)	927,002
16,685	Sofina S.A. (b)	3,393,063
28,663	Solvay S.A. (b)	2,065,670
		15,746,322
	Denmark – 2.7%
15,060	Carlsberg A.S., Class B (b)	1,695,452
10,966	Genmab A.S. (b) (d)	2,202,726
15,968	Orsted A.S. (b) (e) (f)	1,563,230
55,467	Pandora A.S. (b)	1,782,217
7,420	Rockwool International A.S., Class B (b)	1,336,486
8,999	Royal Unibrew A.S. (b)	646,868
		9,226,979
	Finland – 2.7%
18,610	Huhtamaki OYJ (b)	595,846
23,490	Kesko OYJ, Class B (b)	1,328,331
105,216	Nokian Renkaat OYJ (b)	2,512,356
184,735	Stora Enso OYJ, Class R (b)	1,847,138
100,406	UPM-Kymmene OYJ (b)	2,737,764
		9,021,435
	France – 11.6%
31,841	Arkema S.A. (b)	2,173,930
31,575	Atos SE (b)	2,103,693
55,571	Bouygues S.A. (b)	1,612,736
62,183	Casino Guichard Perrachon S.A. (b) (c)	2,379,748
19,944	Cie Generale des Etablissements Michelin SCA (b)	1,746,793
108,227	Cie Plastic Omnium S.A. (b)	1,500,945
14,313	Eiffage S.A. (b)	1,015,988
41,970	Elis S.A. (b)	395,478
90,887	Engie S.A. (b)	930,724
5,148	EssilorLuxottica S.A. (b)	545,043
19,949	Eurazeo SE (b)	895,105
119,604	Eutelsat Communications S.A. (b)	1,243,305
46,927	Faurecia S.A. (b)	1,374,099
38,031	Ingenico Group S.A. (b)	3,975,359
18,047	Korian S.A. (b)	556,776
148,765	Peugeot S.A. (b)	1,936,813
Shares	Description	Value

	France (Continued)
51,709	Renault S.A. (b)	$982,714
12,772	Rubis SCA (b)	526,656
18,851	Safran S.A. (b)	1,670,145
54,157	Societe Generale S.A. (b)	887,208
235,961	Suez (b)	2,397,221
13,690	Teleperformance (b)	2,835,430
42,649	TOTAL S.A. (b)	1,606,964
117,067	Veolia Environnement S.A. (b)	2,472,558
20,666	Vinci S.A. (b)	1,688,605
		39,454,036
	Germany – 19.4%
71,407	1&1 Drillisch AG (b) (c)	1,473,704
4,766	adidas AG (b)	1,058,182
53,084	BASF SE (b)	2,481,251
42,158	Bayerische Motoren Werke AG (b)	2,152,134
19,524	Carl Zeiss Meditec AG (b)	1,859,085
255,824	Commerzbank AG (b)	910,694
23,135	Continental AG (b)	1,649,486
74,972	Covestro AG (b) (e) (f)	2,275,263
52,669	CTS Eventim AG & Co., KGaA (b)	2,410,025
29,844	Daimler AG (b)	891,267
233,453	Deutsche Lufthansa AG (b) (c)	2,183,520
101,635	Deutsche Wohnen SE (b)	3,851,836
30,055	Evonik Industries AG (b)	627,646
21,945	Hannover Rueck SE (b)	3,098,761
30,794	HeidelbergCement AG (b)	1,315,615
82,978	Hella GmbH & Co., KGaA (b)	2,379,830
14,109	KION Group AG (b)	607,222
25,933	LEG Immobilien AG (b)	2,908,058
13,467	MorphoSys AG (b) (d)	1,296,675
2,792	MTU Aero Engines AG (b)	403,715
14,337	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	2,882,747
57,014	Porsche Automobil Holding SE (Preference Shares) (b)	2,383,210
47,940	Puma SE (b)	2,816,720
23,464	Rheinmetall AG (b)	1,630,673
143,618	Rocket Internet SE (b) (d) (e) (f)	2,864,402
23,728	RWE AG (b)	620,525
289,927	Schaeffler AG (Preference Shares) (b)	1,742,575
13,016	Scout24 AG (b) (e) (f)	778,082
29,237	Stroeer SE & Co., KGaA (b)	1,502,341
162,547	TAG Immobilien AG (b)	3,196,731
51,520	Talanx AG (b)	1,733,440
113,119	Uniper SE (b)	2,778,569
17,448	Volkswagen AG (Preference Shares) (b)	2,009,950
11,289	Wacker Chemie AG (b)	562,320
65,019	Zalando SE (b) (d) (e) (f)	2,450,573
		65,786,827

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland – 1.8%
187,019	Bank of Ireland Group PLC (b)	$348,617
86,198	CRH PLC (b)	2,331,049
39,569	Flutter Entertainment PLC (b)	3,536,414
		6,216,080
	Isle Of Man (U.K.) – 0.5%
243,039	GVC Holdings PLC (b)	1,683,465
	Italy – 9.7%
808,490	A2A S.p.A. (b)	997,471
148,635	ACEA S.p.A. (b)	2,359,109
60,511	Amplifon S.p.A. (b)	1,229,175
24,055	Banca Generali S.p.A. (b)	499,850
161,775	Buzzi Unicem S.p.A (b)	2,954,551
397,459	Enel S.p.A. (b)	2,741,611
145,521	Eni S.p.A. (b)	1,446,111
76,147	Freni Brembo S.p.A. (b)	564,622
903,808	Hera S.p.A. (b)	3,269,875
1,271,951	Iren S.p.A (b)	3,169,423
126,181	Leonardo S.p.A. (b)	834,204
376,242	Pirelli & C S.p.A. (e) (f)	1,354,835
326,341	Poste Italiane S.p.A. (b) (e) (f)	2,746,760
138,223	Prysmian S.p.A. (b)	2,194,551
1,300,379	Telecom Italia S.p.A. (b) (d)	526,360
188,747	UniCredit S.p.A. (b)	1,460,258
264,266	Unione di Banche Italiane S.p.A. (b)	684,227
557,305	Unipol Gruppo S.p.A. (b)	1,900,561
836,986	UnipolSai Assicurazioni S.p.A. (b)	2,059,918
		32,993,472
	Jersey – 2.6%
1,135,034	boohoo Group PLC (b) (d)	2,669,904
20,264	Ferguson PLC (b)	1,252,973
736,426	IWG PLC (b)	1,570,148
1,033,904	Man Group PLC (b)	1,582,231
66,639	Wizz Air Holdings PLC (b) (d) (e) (f)	1,875,650
		8,950,906
	Luxembourg – 2.4%
210,986	ArcelorMittal S.A. (b)	1,991,803
453,590	Aroundtown S.A. (b)	2,270,425
98,946	Grand City Properties S.A. (b)	2,071,280
279,740	Tenaris S.A. (b)	1,687,622
		8,021,130
	Netherlands – 4.5%
709,113	Altice Europe N.V. (b) (d)	2,736,804
40,290	ASM International N.V. (b)	4,099,180
8,987	ASML Holding N.V. (b)	2,369,107
88,967	Koninklijke Ahold Delhaize N.V. (b)	2,072,626
16,018	Koninklijke Philips N.V. (b)	657,657
15,098	Randstad N.V. (b)	532,838
Shares	Description	Value

	Netherlands (Continued)
53,963	Signify N.V. (b) (e) (f)	$1,045,815
76,725	STMicroelectronics N.V. (b)	1,627,360
		15,141,387
	Norway – 0.9%
194,833	Equinor ASA (b)	2,428,815
81,478	Orkla ASA (b)	698,080
		3,126,895
	Portugal – 0.9%
1,811,371	Banco Espirito Santo S.A. (b) (d) (g) (h) (i)	0
175,904	Jeronimo Martins SGPS S.A. (b)	3,174,915
		3,174,915
	Spain – 2.0%
142,401	Banco Bilbao Vizcaya Argentaria S.A. (b)	440,952
1,529,428	Banco de Sabadell S.A. (b)	773,458
29,598	CIE Automotive S.A. (b)	452,804
214,161	Iberdrola S.A. (b)	2,094,711
656,922	International Consolidated Airlines Group S.A. (b)	1,706,123
142,416	Repsol S.A. (b)	1,270,530
		6,738,578
	Sweden – 11.5%
76,468	AAK AB (b)	1,236,417
139,588	Axfood AB (b)	2,838,605
161,258	Boliden AB (b)	2,892,948
138,462	Castellum AB (b) (c)	2,334,531
68,387	Epiroc AB, Class A (b)	675,765
75,382	Evolution Gaming Group AB (b) (e) (f)	2,555,816
89,975	Fabege AB (b)	1,147,944
78,293	Fastighets AB Balder, Class B (b) (d)	2,830,397
152,944	Hennes & Mauritz AB, Class B (b)	1,957,192
80,221	ICA Gruppen AB (b)	3,350,462
164,791	Industrivarden AB, Class A (b)	3,157,781
15,167	Investor AB, Class B (b)	684,239
59,100	L E Lundbergforetagen AB, Class B (b)	2,395,777
74,383	Pandox AB (b)	614,146
182,972	Skanska AB, Class B (b)	2,753,575
44,849	SKF AB, Class B (b) (c)	611,165
78,293	Sweco AB, Class B (b)	2,223,076
105,676	Trelleborg AB, Class B (b)	1,124,246
105,562	Volvo AB, Class B (b)	1,254,703
196,154	Wallenstam AB, Class B (b)	2,228,100
		38,866,885
	Switzerland – 1.5%
9,987	BKW AG (b)	813,257
5,374	Helvetia Holding AG (b)	459,138

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
30,132	LafargeHolcim Ltd. (b)	$1,099,623
2,794	Swatch Group (The) AG (b)	548,737
3,102	Swiss Life Holding AG (b)	1,041,174
7,109	Swiss Re AG (b)	547,385
1,937	Zurich Insurance Group AG (b)	680,481
		5,189,795
	United Kingdom – 15.5%
206,515	3i Group PLC (b)	2,001,053
160,926	Anglo American PLC (b)	2,820,005
26,601	Ashtead Group PLC (b)	574,953
776,094	Avast PLC (b) (e) (f)	3,752,180
107,930	Babcock International Group PLC (b)	509,376
371,759	Barratt Developments PLC (b)	2,009,475
290,474	Beazley PLC (b)	1,401,165
89,996	Bellway PLC (b)	2,384,172
57,645	Berkeley Group Holdings PLC (b)	2,572,902
233,520	BP PLC (b)	957,652
1,011,730	BT Group PLC (b)	1,471,628
89,354	Carnival PLC (b)	1,066,515
528,289	Cineworld Group PLC (b)	322,101
57,549	Compass Group PLC (b)	896,620
78,373	Dialog Semiconductor PLC (b) (d)	2,037,150
200,616	Direct Line Insurance Group PLC (b)	732,390
52,369	easyJet PLC (b)	362,894
515,184	Evraz PLC (b)	1,474,005
54,750	Hikma Pharmaceuticals PLC (b)	1,376,768
107,468	Howden Joinery Group PLC (b)	676,048
547,997	J Sainsbury PLC (b)	1,417,893
400,751	JD Sports Fashion PLC (b)	2,244,501
16,482	London Stock Exchange Group PLC (b)	1,474,411
284,527	Meggitt PLC (b)	1,022,781
896,204	Melrose Industries PLC (b)	995,893
163,211	Pearson PLC (b)	1,117,352
83,260	Persimmon PLC (b)	1,968,155
514,963	Rentokil Initial PLC (b)	2,459,455
71,543	Rio Tinto PLC (b)	3,279,694
100,542	Royal Dutch Shell PLC, Class B (b)	1,686,498
578,588	Signature Aviation PLC (b)	1,175,695
30,743	Smith & Nephew PLC (b)	541,584
1,491,639	Taylor Wimpey PLC (b)	2,146,409
14,025	Whitbread PLC (b)	519,788
601,347	Wm Morrison Supermarkets PLC (b)	1,313,735
		52,762,896
	Total Common Stocks	327,952,811
	(Cost $444,803,550)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 3.0%
	Belgium – 0.7%
84,893	Warehouses De Pauw CVA (b)	$2,423,228
	France – 0.7%
18,883	Gecina S.A. (b)	2,484,809
	Spain – 0.6%
122,990	Inmobiliaria Colonial Socimi S.A. (b)	1,159,383
106,284	Merlin Properties Socimi S.A. (b)	802,087
		1,961,470
	United Kingdom – 1.0%
297,114	Segro PLC (b)	2,808,732
402,573	Tritax Big Box REIT PLC (b)	560,397
		3,369,129
	Total Real Estate Investment Trusts	10,238,636
	(Cost $10,270,248)
MONEY MARKET FUNDS – 1.9%
6,545,715	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.46% (j) (k)	6,545,715
	(Cost $6,545,715)
	Total Investments – 101.5%	344,737,162
	(Cost $461,619,513) (l)
	Net Other Assets and Liabilities – (1.5)%	(5,122,153)
	Net Assets – 100.0%	$339,615,009

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $336,836,612 or 99.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $6,172,776 and the total value of the collateral held by the Fund is $6,545,715.
(d)	Non-income producing security.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2020.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,225,971 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $126,108,322. The net unrealized depreciation was $116,882,351.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Italy	$ 32,993,472	$ 1,354,835	$ 31,638,637	$ —
Portugal	3,174,915	—	3,174,915	—**
Other Country Categories*	291,784,424	—	291,784,424	—
Real Estate Investment Trusts*	10,238,636	—	10,238,636	—
Money Market Funds	6,545,715	6,545,715	—	—
Total Investments	$ 344,737,162	$ 7,900,550	$ 336,836,612	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	19.7%
Financials	13.0
Industrials	12.2
Materials	11.1
Real Estate	10.7
Utilities	9.2
Consumer Staples	6.5
Information Technology	6.0
Communication Services	4.0
Health Care	4.0
Energy	3.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	61.0%
British Pound Sterling	20.3
Swedish Krona	11.3
Danish Krone	2.7
United States Dollar	2.3
Swiss Franc	1.5
Norwegian Krone	0.9
Total	100.0%

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.8%
	Brazil – 70.7%
51,320	Alpargatas S.A. (Preference Shares)	$228,743
53,467	Azul S.A. (Preference Shares) (b)	180,587
30,443	B3 S.A. - Brasil Bolsa Balcao	210,332
175,917	Banco Inter S.A. (Preference Shares) (c) (d)	358,531
52,160	BRF S.A. (b)	151,478
38,501	CCR S.A.	86,915
79,041	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	395,958
40,182	Cia de Saneamento Basico do Estado de Sao Paulo	302,442
107,571	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	392,722
231,807	Cia Energetica de Minas Gerais (Preference Shares)	397,490
53,551	Cia Paranaense de Energia, Class B (Preference Shares)	551,371
200,850	Cia Siderurgica Nacional S.A.	269,805
49,951	Cosan S.A.	516,804
132,484	Equatorial Energia S.A.	448,744
201,942	Gerdau S.A. (Preference Shares)	390,585
35,281	IRB Brasil Resseguros S.A.	65,726
100,819	Itausa - Investimentos Itau S.A. (Preference Shares)	170,163
101,288	JBS S.A.	396,489
46,033	Localiza Rent a Car S.A.	232,995
33,377	Lojas Americanas S.A. (Preference Shares)	115,622
13,182	Lojas Renner S.A.	85,138
89,657	Magazine Luiza S.A.	672,760
98,118	Natura & Co. Holding S.A.	486,049
48,978	Notre Dame Intermedica Participacoes S.A.	423,789
96,511	Petrobras Distribuidora S.A.	288,079
72,354	Petroleo Brasileiro S.A. (Preference Shares)	194,806
20,796	Raia Drogasil S.A.	407,627
27,101	Rumo S.A. (b)	102,487
69,613	Sul America S.A.	452,824
48,376	Telefonica Brasil S.A. (Preference Shares)	460,382
278,879	TIM Participacoes S.A.	667,665
54,835	WEG S.A.	354,268
		10,459,376
	Chile – 10.1%
192,137	Cencosud S.A.	199,817
2,649,356	Colbun S.A. (e)	287,487
205,433	Empresas CMPC S.A. (e)	437,607
16,883	Empresas COPEC S.A. (e)	96,705
2,609,885	Enel Americas S.A. (e)	318,029
Shares	Description	Value

	Chile (Continued)
1,842,599	Enel Chile S.A. (e)	$124,347
14,423	Latam Airlines Group S.A. (e)	36,797
		1,500,789
	Colombia – 1.8%
32,516	Grupo Argos S.A.	98,621
33,619	Grupo de Inversiones Suramericana S.A.	165,695
		264,316
	Mexico – 12.2%
545,096	Alfa S.A.B. de C.V., Class A	145,681
818,977	Cemex S.A.B. de C.V., Series CPO	171,580
131,103	Coca-Cola Femsa S.A.B. de C.V.	524,909
58,242	El Puerto de Liverpool S.A.B. de C.V.	125,482
17,384	Fomento Economico Mexicano S.A.B. de C.V.	105,693
4,520	Grupo Elektra S.A.B. de C.V.	261,035
204,729	Grupo Mexico S.A.B. de C.V., Series B	379,641
81,533	Grupo Televisa S.A.B., Series CPO	94,894
		1,808,915
	Total Common Stocks	14,033,396
	(Cost $21,272,739)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.9%
	Mexico – 2.9%
545,924	Fibra Uno Administracion S.A. de C.V.	428,500
	(Cost $839,391)
	Total Investments – 97.7%	14,461,896
	(Cost $22,112,130) (f)
	Net Other Assets and Liabilities – 2.3%	333,920
	Net Assets – 100.0%	$14,795,816

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $1,300,972 or 8.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $195,982 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,846,216. The net unrealized depreciation was $7,650,234.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chile	$ 1,500,789	$ 199,817	$ 1,300,972	$ —
Other Country Categories*	12,532,607	12,532,607	—	—
Real Estate Investment Trusts*	428,500	428,500	—	—
Total Investments	$ 14,461,896	$ 13,160,924	$ 1,300,972	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Utilities	22.2%
Consumer Staples	15.7
Materials	12.1
Financials	11.6
Consumer Discretionary	10.5
Communication Services	8.5
Industrials	7.9
Energy	5.6
Real Estate	3.0
Health Care	2.9
Total	100.0%

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.4%
	Airlines – 1.5%
28,757	Azul S.A. (Preference Shares) (a)	$97,128
30,381	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (a)	66,479
		163,607
	Banks – 3.5%
15,497	Banco Bradesco S.A. (Preference Shares)	61,945
10,589	Banco do Brasil S.A.	56,837
11,313	Banco Santander Brasil S.A.	58,066
119,005	Itausa - Investimentos Itau S.A. (Preference Shares)	200,857
		377,705
	Beverages – 0.6%
29,963	Ambev S.A.	68,736
	Diversified Consumer Services – 2.6%
97,801	Cogna Educacao	75,288
47,058	YDUQS Part	200,781
		276,069
	Diversified Telecommunication Services – 3.4%
38,579	Telefonica Brasil S.A. (Preference Shares)	367,147
	Electric Utilities – 19.2%
73,088	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	366,136
123,751	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	451,792
202,664	Cia Energetica de Minas Gerais (Preference Shares)	347,518
32,363	Cia Paranaense de Energia, Class B (Preference Shares)	333,215
101,139	EDP - Energias do Brasil S.A.	316,881
73,576	Equatorial Energia S.A.	249,213
		2,064,755
	Electrical Equipment – 2.9%
48,390	WEG S.A.	312,629
	Food & Staples Retailing – 2.7%
15,018	Raia Drogasil S.A.	294,371
	Food Products – 1.6%
43,337	JBS S.A.	169,642
	Health Care Providers & Services – 3.3%
8,735	Hapvida Participacoes e Investimentos S.A. (b) (c)	71,277
Shares	Description	Value

	Health Care Providers & Services (Continued)
32,769	Notre Dame Intermedica Participacoes S.A.	$283,539
		354,816
	Household Durables – 4.8%
75,308	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	204,788
53,834	Ez Tec Empreendimentos e Participacoes S.A.	307,706
		512,494
	Independent Power & Renewable Electricity Producers – 2.4%
38,393	Eneva S.A. (a)	256,761
	Insurance – 3.5%
14,827	BB Seguridade Participacoes S.A.	70,909
46,620	Sul America S.A.	303,258
		374,167
	Internet & Direct Marketing Retail – 1.5%
17,796	B2W Cia Digital (a)	164,394
	IT Services – 0.5%
66,787	Cielo S.A.	57,069
	Metals & Mining – 9.4%
73,007	Bradespar S.A. (Preference Shares)	409,708
118,860	Cia Siderurgica Nacional S.A.	159,667
83,817	Gerdau S.A. (Preference Shares)	162,114
117,546	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	111,300
20,965	Vale S.A.	174,382
		1,017,171
	Multiline Retail – 5.5%
43,139	Lojas Americanas S.A. (Preference Shares)	149,439
58,562	Magazine Luiza S.A.	439,432
		588,871
	Oil, Gas & Consumable Fuels – 6.7%
40,170	Cosan S.A.	415,608
74,095	Petroleo Brasileiro S.A. (Preference Shares)	199,493
43,860	Ultrapar Participacoes S.A.	105,765
		720,866

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products – 0.9%
14,108	Suzano S.A.	$97,174
	Personal Products – 1.3%
28,918	Natura & Co. Holding S.A.	143,251
	Pharmaceuticals – 1.6%
31,307	Hypera S.A.	172,257
	Real Estate Management & Development – 1.7%
92,845	BR Malls Participacoes S.A.	178,325
	Road & Rail – 0.5%
11,766	Localiza Rent a Car S.A.	59,556
	Software – 0.7%
8,673	TOTVS S.A.	77,915
	Specialty Retail – 3.9%
55,736	Petrobras Distribuidora S.A.	166,368
250,177	Via Varejo S.A. (a)	254,217
		420,585
	Textiles, Apparel & Luxury Goods – 4.6%
67,325	Alpargatas S.A. (Preference Shares)	300,080
92,401	Guararapes Confeccoes S.A.	194,010
		494,090
	Water Utilities – 2.6%
36,907	Cia de Saneamento Basico do Estado de Sao Paulo	277,792
	Wireless Telecommunication Services – 4.0%
178,336	TIM Participacoes S.A.	426,955
	Total Investments – 97.4%	10,489,170
	(Cost $15,368,067) (d)
	Net Other Assets and Liabilities – 2.6%	283,632
	Net Assets – 100.0%	$10,772,802

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $786,276 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,665,173. The net unrealized depreciation was $4,878,897.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,489,170	$ 10,489,170	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	97.4%
Total Investments	97.4
Net Other Assets and Liabilities	2.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.1%
	Automobiles – 6.5%
1,695,868	BAIC Motor Corp. Ltd., Class H (a) (b) (c)	$667,083
1,857,221	Brilliance China Automotive Holdings Ltd. (a)	1,512,365
2,551,661	Dongfeng Motor Group Co., Ltd., Class H (a)	1,661,413
		3,840,861
	Building Products – 3.3%
1,496,558	China Lesso Group Holdings Ltd. (a)	1,937,440
	Commercial Services & Supplies – 5.5%
557,337	A-Living Services Co., Ltd., Class H (a) (b) (c)	2,672,883
146,558	Country Garden Services Holdings Co., Ltd. (a)	589,719
		3,262,602
	Communications Equipment – 1.4%
500,957	BYD Electronic International Co., Ltd. (a)	823,722
	Construction & Engineering – 2.9%
1,766,558	China Communications Construction Co., Ltd., Class H (a)	1,217,613
439,721	China Railway Construction Corp., Ltd., Class H (a)	486,151
		1,703,764
	Construction Materials – 5.4%
132,031	Anhui Conch Cement Co., Ltd., Class H (a)	907,003
2,156,116	China National Building Material Co., Ltd., Class H (a)	2,316,336
		3,223,339
	Diversified Telecommunication Services – 2.4%
4,675,105	China Telecom Corp., Ltd., Class H (a)	1,416,485
	Electronic Equipment, Instruments & Components – 2.4%
605,558	Kingboard Holdings Ltd. (a)	1,403,824
	Energy Equipment & Services – 1.6%
1,218,837	China Oilfield Services Ltd., Class H (a)	930,479
Shares	Description	Value

	Gas Utilities – 3.2%
524,773	Beijing Enterprises Holdings Ltd. (a)	$1,915,149
	Health Care Technology – 1.1%
416,558	Alibaba Health Information Technology Ltd. (a) (d)	684,537
	Independent Power & Renewable Electricity Producers – 4.0%
2,279,345	China Longyuan Power Group Corp., Ltd., Class H (a)	1,244,081
1,020,063	China Resources Power Holdings Co., Ltd. (a)	1,118,742
		2,362,823
	Insurance – 1.5%
266,921	ZhongAn Online P&C Insurance Co., Ltd., Class H (a) (b) (c) (d) (e)	868,125
	Internet & Direct Marketing Retail – 2.2%
110,321	Meituan Dianping, Class B (a) (b) (d)	1,315,164
	Life Sciences Tools & Services – 1.6%
77,163	Wuxi Biologics Cayman, Inc. (a) (b) (c) (d)	985,127
	Machinery – 4.0%
452,250	Weichai Power Co., Ltd., Class H (a)	720,385
2,297,108	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (a)	1,652,406
		2,372,791
	Metals & Mining – 6.7%
3,470,853	Angang Steel Co., Ltd., Class H (a)	905,015
3,985,851	China Hongqiao Group Ltd. (a)	1,684,503
1,110,837	China Molybdenum Co., Ltd., Class H (a)	305,367
2,900,558	Zijin Mining Group Co., Ltd., Class H (a)	1,086,418
		3,981,303
	Oil, Gas & Consumable Fuels – 10.1%
2,422,279	China Coal Energy Co., Ltd., Class H (a)	666,257
1,589,274	China Petroleum & Chemical Corp., Class H (a)	776,530
690,442	China Shenhua Energy Co., Ltd., Class H (a)	1,304,567

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,156,192	CNOOC Ltd. (a)	$1,201,485
2,675,921	Yanzhou Coal Mining Co., Ltd., Class H (a)	2,072,931
		6,021,770
	Pharmaceuticals – 0.7%
200,558	CSPC Pharmaceutical Group Ltd. (a)	394,515
	Real Estate Management & Development – 23.1%
640,279	Agile Group Holdings Ltd. (a)	685,626
1,475,337	China Aoyuan Group Ltd. (a)	1,699,898
121,500	China Overseas Land & Investment Ltd. (a)	372,511
1,697,116	CIFI Holdings Group Co., Ltd. (a)	1,203,154
897,750	Country Garden Holdings Co., Ltd. (a)	1,073,276
522,073	Guangzhou R&F Properties Co., Ltd., Class H (a)	671,502
1,371,544	KWG Group Holdings Ltd. (a)	1,921,784
279,663	Logan Property Holdings Co., Ltd. (a)	425,419
307,149	Longfor Group Holdings Ltd. (a) (b) (c)	1,478,276
388,910	Seazen Group Ltd. (a)	346,612
400,192	Sunac China Holdings Ltd. (a)	1,825,182
1,206,308	Times China Holdings Ltd. (a)	1,987,824
		13,691,064
	Software – 1.0%
185,163	Kingsoft Corp., Ltd. (a)	595,193
	Specialty Retail – 3.4%
586,279	Zhongsheng Group Holdings Ltd. (a)	2,034,493
	Transportation Infrastructure – 3.2%
495,663	Beijing Capital International Airport Co., Ltd., Class H (a)	314,576
1,423,548	China Merchants Port Holdings Co., Ltd. (a)	1,617,157
		1,931,733
	Wireless Telecommunication Services – 2.9%
228,529	China Mobile Ltd. (a)	1,712,661
	Total Common Stocks	59,408,964
	(Cost $61,330,588)
Shares	Description	Value
MONEY MARKET FUNDS – 0.2%
96,880	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.46% (f) (g)	$96,880
	(Cost $96,880)
	Total Investments – 100.3%	59,505,844
	(Cost $61,427,468) (h)
	Net Other Assets and Liabilities – (0.3)%	(149,145)
	Net Assets – 100.0%	$59,356,699

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $59,408,964 or 100.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $90,026 and the total value of the collateral held by the Fund is $96,880.
(f)	Rate shown reflects yield as of March 31, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $404,645 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,326,269. The net unrealized depreciation was $1,921,624.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 59,408,964	$ —	$ 59,408,964	$ —
Money Market Funds	96,880	96,880	—	—
Total Investments	$ 59,505,844	$ 96,880	$ 59,408,964	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
China	41.9%
Cayman Islands	39.1
Hong Kong	15.4
Bermuda	3.7
United States	0.2
Total Investments	100.3
Net Other Assets and Liabilities	(0.3)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	99.8%
United States Dollar	0.2
Total	100.0%

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.6%
	Airlines – 1.8%
12,200	ANA Holdings, Inc. (a)	$297,239
32,400	Japan Airlines Co., Ltd. (a)	595,429
		892,668
	Auto Components – 3.5%
16,200	Bridgestone Corp. (a)	495,892
31,200	NGK Spark Plug Co., Ltd. (a)	437,342
40,200	Sumitomo Electric Industries Ltd. (a)	420,009
7,000	Toyota Industries Corp. (a)	333,758
		1,687,001
	Automobiles – 5.3%
28,500	Honda Motor Co., Ltd. (a)	637,729
17,100	Isuzu Motors Ltd. (a)	113,166
70,800	Mazda Motor Corp. (a)	373,884
241,300	Mitsubishi Motors Corp. (a)	679,875
34,800	Nissan Motor Co., Ltd. (a)	116,431
8,300	Subaru Corp. (a)	158,655
40,200	Yamaha Motor Co., Ltd. (a)	483,402
		2,563,142
	Banks – 0.6%
21,000	Fukuoka Financial Group, Inc. (a)	277,021
	Building Products – 0.3%
5,800	AGC, Inc. (a)	141,332
	Capital Markets – 1.7%
196,200	Nomura Holdings, Inc. (a)	827,984
	Chemicals – 5.1%
36,000	Asahi Kasei Corp. (a)	252,246
22,100	JSR Corp. (a)	403,932
38,100	Showa Denko KK (a)	781,664
44,400	Sumitomo Chemical Co., Ltd. (a)	131,178
10,800	Teijin Ltd. (a)	182,682
65,300	Tosoh Corp. (a)	737,962
		2,489,664
	Commercial Services & Supplies – 1.5%
49,100	Toppan Printing Co., Ltd. (a)	749,660
	Construction & Engineering – 4.1%
60,800	Kajima Corp. (a)	621,468
72,800	Obayashi Corp. (a)	617,747
99,200	Shimizu Corp. (a)	771,959
		2,011,174
	Construction Materials – 1.0%
27,600	Taiheiyo Cement Corp. (a)	470,119
	Consumer Finance – 0.4%
44,500	Acom Co., Ltd. (a)	180,712
Shares	Description	Value

	Diversified Financial Services – 3.1%
125,400	Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	$613,808
36,700	ORIX Corp. (a)	437,855
15,200	Tokyo Century Corp. (a)	475,622
		1,527,285
	Diversified Telecommunication Services – 0.8%
15,900	Nippon Telegraph & Telephone Corp. (a)	380,274
	Electric Utilities – 6.3%
57,400	Chubu Electric Power Co., Inc. (a)	810,097
61,800	Chugoku Electric Power (The) Co., Inc. (a)	862,247
35,000	Kansai Electric Power (The) Co., Inc. (a)	389,582
20,400	Tohoku Electric Power Co., Inc. (a)	196,103
236,700	Tokyo Electric Power Co., Holdings, Inc. (a) (b)	823,418
		3,081,447
	Electronic Equipment, Instruments & Components – 4.1%
5,800	Hitachi High-Tech Corp. (a)	428,458
4,800	Hitachi Ltd. (a)	137,887
6,300	Shimadzu Corp. (a)	164,419
32,900	Taiyo Yuden Co., Ltd. (a)	859,085
5,400	TDK Corp. (a)	415,201
		2,005,050
	Entertainment – 0.8%
8,200	Square Enix Holdings Co., Ltd. (a)	366,340
	Food & Staples Retailing – 9.7%
1,900	Cosmos Pharmaceutical Corp. (a)	453,769
29,600	Kobe Bussan Co., Ltd. (a)	1,163,298
10,600	Matsumotokiyoshi Holdings Co., Ltd. (a)	386,406
16,800	Sundrug Co., Ltd. (a)	538,343
8,000	Tsuruha Holdings, Inc. (a)	1,054,781
15,800	Welcia Holdings Co., Ltd. (a)	1,106,966
		4,703,563
	Gas Utilities – 1.2%
25,200	Tokyo Gas Co., Ltd. (a)	593,794
	Health Care Equipment & Supplies – 1.5%
2,100	Hoya Corp. (a)	178,566

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
39,400	Olympus Corp. (a)	$567,963
		746,529
	Health Care Technology – 1.6%
26,800	M3, Inc. (a)	790,523
	Household Durables – 8.2%
20,400	Casio Computer Co., Ltd. (a)	285,422
75,300	Haseko Corp. (a)	800,804
34,700	Iida Group Holdings Co., Ltd. (a)	479,594
66,000	Nikon Corp. (a)	605,765
43,100	Panasonic Corp. (a)	326,285
47,300	Sekisui House Ltd. (a)	780,073
52,500	Sharp Corp. (a)	544,977
3,000	Sony Corp. (a)	177,701
		4,000,621
	Independent Power & Renewable Electricity Producers – 0.3%
8,400	Electric Power Development Co., Ltd. (a)	168,351
	Industrial Conglomerates – 0.8%
18,000	Toshiba Corp. (a)	394,530
	Interactive Media & Services – 1.6%
239,900	Z Holdings Corp. (a)	764,839
	IT Services – 3.6%
8,500	Fujitsu Ltd. (a)	765,584
28,400	Nomura Research Institute Ltd. (a)	599,886
3,000	Obic Co., Ltd. (a)	390,869
		1,756,339
	Machinery – 2.9%
38,200	Hino Motors Ltd. (a)	203,727
6,700	Hitachi Construction Machinery Co., Ltd. (a)	134,375
38,900	MINEBEA MITSUMI, Inc. (a)	574,571
28,200	Sumitomo Heavy Industries Ltd. (a)	504,540
		1,417,213
	Media – 1.0%
45,300	Nippon Television Holdings, Inc. (a)	504,790
	Metals & Mining – 2.8%
27,600	Hitachi Metals Ltd. (a)	289,708
78,200	JFE Holdings, Inc. (a)	506,742
Shares	Description	Value

	Metals & Mining (Continued)
66,800	Nippon Steel Corp. (a)	$569,424
		1,365,874
	Multiline Retail – 0.7%
43,600	J Front Retailing Co., Ltd. (a)	359,847
	Oil, Gas & Consumable Fuels – 0.5%
39,200	Inpex Corp. (a)	219,914
	Paper & Forest Products – 0.4%
37,200	Oji Holdings Corp. (a)	197,762
	Pharmaceuticals – 2.4%
8,700	Chugai Pharmaceutical Co., Ltd. (a)	1,006,553
4,500	Otsuka Holdings Co., Ltd. (a)	175,583
		1,182,136
	Professional Services – 1.3%
23,400	Nihon M&A Center, Inc. (a)	637,319
	Real Estate Management & Development – 1.2%
6,400	Daiwa House Industry Co., Ltd. (a)	158,127
25,200	Nomura Real Estate Holdings, Inc. (a)	407,755
		565,882
	Road & Rail – 2.3%
2,200	East Japan Railway Co. (a)	166,475
4,700	Hankyu Hanshin Holdings, Inc. (a)	157,898
22,500	Tobu Railway Co., Ltd. (a)	784,957
		1,109,330
	Semiconductors & Semiconductor Equipment – 1.7%
10,800	Advantest Corp. (a)	430,164
6,000	SCREEN Holdings Co., Ltd. (a)	219,587
12,200	SUMCO Corp. (a)	155,023
		804,774
	Software – 1.7%
18,000	Justsystems Corp. (a)	817,876
	Specialty Retail – 0.8%
2,400	Hikari Tsushin, Inc. (a)	401,599
	Technology Hardware, Storage & Peripherals – 0.9%
29,400	Brother Industries Ltd. (a)	445,307
	Trading Companies & Distributors – 7.2%
43,700	ITOCHU Corp. (a)	904,355

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
81,900	Marubeni Corp. (a)	$406,475
22,800	Mitsubishi Corp. (a)	482,271
45,400	Mitsui & Co., Ltd. (a)	630,320
126,000	Sojitz Corp. (a)	295,425
68,200	Sumitomo Corp. (a)	777,770
		3,496,616
	Transportation Infrastructure – 1.1%
14,500	Japan Airport Terminal Co., Ltd. (a)	557,262
	Wireless Telecommunication Services – 0.8%
13,500	KDDI Corp. (a)	398,771
	Total Investments – 98.6%	48,052,234
	(Cost $64,099,217) (c)
	Net Other Assets and Liabilities – 1.4%	670,981
	Net Assets – 100.0%	$48,723,215

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $48,052,234 or 98.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,250,176 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,297,159. The net unrealized depreciation was $16,046,983.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 48,052,234	$ —	$ 48,052,234	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	98.6%
Total Investments	98.6
Net Other Assets and Liabilities	1.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.9%
	Air Freight & Logistics – 0.6%
110	Hyundai Glovis Co., Ltd. (a)	$8,140
	Auto Components – 5.0%
2,335	Hankook Tire & Technology Co., Ltd. (a)	36,874
1,405	Hanon Systems (a)	10,203
184	Hyundai Mobis Co., Ltd. (a)	25,452
		72,529
	Automobiles – 2.8%
260	Hyundai Motor Co. (a)	18,731
1,061	Kia Motors Corp. (a)	22,333
		41,064
	Banks – 7.6%
1,274	Hana Financial Group, Inc. (a)	23,969
5,312	Industrial Bank of Korea (a)	32,457
1,315	KB Financial Group, Inc. (a)	36,983
723	Shinhan Financial Group Co., Ltd. (a)	16,914
		110,323
	Capital Markets – 0.6%
2,076	Mirae Asset Daewoo Co., Ltd. (a)	8,883
	Chemicals – 3.0%
280	Lotte Chemical Corp. (a)	43,957
	Construction & Engineering – 3.4%
741	Hyundai Engineering & Construction Co., Ltd. (a)	16,525
4,081	Samsung Engineering Co., Ltd. (a) (b)	33,626
		50,151
	Consumer Finance – 0.7%
406	Samsung Card Co., Ltd. (a)	10,005
	Diversified Financial Services – 0.0%
215	Neoplux Co., Ltd. (b)	308
	Diversified Telecommunication Services – 4.6%
2,902	KT Corp. (a)	46,969
2,207	LG Uplus Corp. (a)	19,389
		66,358
	Electric Utilities – 2.4%
2,255	Korea Electric Power Corp. (a) (b)	35,212
	Electronic Equipment, Instruments & Components – 6.4%
1,929	LG Display Co., Ltd. (a) (b)	17,333
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
627	Samsung Electro-Mechanics Co., Ltd. (a)	$49,682
133	Samsung SDI Co., Ltd. (a)	25,894
		92,909
	Food & Staples Retailing – 2.9%
492	E-MART, Inc. (a)	42,681
	Food Products – 0.8%
62	CJ CheilJedang Corp. (a)	10,951
	Household Durables – 2.8%
673	Coway Co., Ltd. (a)	31,835
217	LG Electronics, Inc. (a)	8,532
		40,367
	Industrial Conglomerates – 9.6%
1,062	LG Corp. (a)	51,443
1,207	Lotte Corp. (a)	23,643
433	Samsung C&T Corp. (a)	31,594
239	SK Holdings Co., Ltd. (a)	32,692
		139,372
	Insurance – 0.6%
300	DB Insurance Co., Ltd. (a)	8,501
	Interactive Media & Services – 8.4%
510	Kakao Corp. (a)	64,506
420	NAVER Corp. (a)	58,395
		122,901
	Leisure Products – 3.4%
682	HLB, Inc. (a) (b)	49,607
	Life Sciences Tools & Services – 2.9%
109	Samsung Biologics Co., Ltd. (a) (b) (c) (d)	42,723
	Machinery – 2.6%
93	Hyundai Heavy Industries Holdings Co., Ltd. (a)	14,978
372	Korea Shipbuilding & Offshore Engineering Co., Ltd. (a) (b)	23,639
		38,617
	Metals & Mining – 5.0%
2,491	Hyundai Steel Co. (a)	36,419
37	Korea Zinc Co., Ltd. (a)	10,768
199	POSCO (a)	26,186
		73,373

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multiline Retail – 1.0%
231	Lotte Shopping Co., Ltd. (a)	$14,126
	Oil, Gas & Consumable Fuels – 3.6%
1,518	GS Holdings Corp. (a)	45,763
104	SK Innovation Co., Ltd. (a)	7,358
		53,121
	Personal Products – 3.8%
157	Amorepacific Corp. (a)	21,531
758	Amorepacific Group (a)	34,216
		55,747
	Road & Rail – 3.1%
404	CJ Logistics Corp. (a) (b)	44,807
	Semiconductors & Semiconductor Equipment – 3.1%
666	SK Hynix, Inc. (a)	45,024
	Specialty Retail – 2.0%
518	Hotel Shilla Co., Ltd. (a)	29,643
	Technology Hardware, Storage & Peripherals – 1.5%
562	Samsung Electronics Co., Ltd. (a)	21,851
	Tobacco – 0.7%
167	KT&G Corp. (a)	10,225
	Wireless Telecommunication Services – 2.0%
198	SK Telecom Co., Ltd. (a)	28,798
	Total Investments – 96.9%	1,412,274
	(Cost $1,872,143) (e)
	Net Other Assets and Liabilities – 3.1%	45,301
	Net Assets – 100.0%	$1,457,575

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $1,411,966 or 96.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $53,996 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $513,865. The net unrealized depreciation was $459,869.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Diversified Financial Services	$ 308	$ 308	$ —	$ —
Other industry categories*	1,411,966	—	1,411,966	—
Total Investments	$ 1,412,274	$ 308	$ 1,411,966	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
South Korea	96.9%
Total Investments	96.9
Net Other Assets and Liabilities	3.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Australia – 3.9%
115,977	Afterpay Ltd. (b) (c)	$1,348,631
1,644,506	Beach Energy Ltd. (b)	1,146,045
346,437	BlueScope Steel Ltd. (b)	1,813,778
472,788	Fortescue Metals Group Ltd. (b)	2,897,352
47,375	Lendlease Group (b)	297,031
147,683	Orica Ltd. (b)	1,382,494
529,189	Qantas Airways Ltd. (b) (d)	1,029,594
26,957	Rio Tinto Ltd. (b)	1,388,810
89,627	Treasury Wine Estates Ltd. (b)	556,455
95,834	WiseTech Global Ltd. (b)	996,287
111,618	Woolworths Group Ltd. (b)	2,427,288
		15,283,765
	Austria – 0.3%
20,139	IMMOFINANZ AG (b)	364,678
10,469	OMV AG (b)	286,504
24,406	voestalpine AG (b)	492,430
		1,143,612
	Belgium – 2.6%
20,245	Ageas (b)	843,650
34,322	Elia Group S.A./N.V. (b)	3,343,069
14,735	Galapagos N.V. (b) (c)	2,893,622
12,634	Sofina S.A. (b)	2,569,252
5,403	Solvay S.A. (b)	389,380
		10,038,973
	Bermuda – 1.4%
200,900	Hongkong Land Holdings Ltd. (b)	751,639
910,956	Kerry Properties Ltd. (b)	2,382,146
2,666,831	Nine Dragons Paper Holdings Ltd. (b)	2,416,200
		5,549,985
	Canada – 8.1%
85,965	Air Canada (c)	962,090
36,592	Alimentation Couche-Tard, Inc., Class B	861,952
344,804	B2Gold Corp.	1,043,747
52,830	Brookfield Asset Management, Inc., Class A	2,341,743
43,225	BRP, Inc.	705,213
84,325	Canadian Natural Resources Ltd.	1,153,454
20,879	Cogeco Communications, Inc.	1,416,413
103,593	Empire Co., Ltd., Class A	2,026,516
398,646	Husky Energy, Inc.	1,002,776
61,640	iA Financial Corp., Inc.	1,937,720
86,161	Imperial Oil Ltd.	974,079
16,730	Intact Financial Corp.	1,445,939
121,831	Kinross Gold Corp. (c)	489,125
25,028	Kirkland Lake Gold Ltd.	737,164
39,385	Loblaw Cos., Ltd.	2,030,400
52,627	Magna International, Inc.	1,679,442
63,691	Metro, Inc.	2,575,609
45,226	Onex Corp.	1,655,362
Shares	Description	Value

	Canada (Continued)
42,226	Ritchie Bros. Auctioneers, Inc.	$1,446,240
1,811	Shopify, Inc., Class A (c)	758,759
25,085	Sun Life Financial, Inc.	806,934
35,580	Suncor Energy, Inc.	567,844
172,980	Teck Resources Ltd., Class B	1,311,516
25,977	TMX Group Ltd.	1,933,923
		31,863,960
	Cayman Islands – 3.2%
6,586,039	Bosideng International Holdings Ltd. (b)	1,529,745
414,321	CK Asset Holdings Ltd. (b)	2,247,977
254,405	CK Hutchison Holdings Ltd. (b)	1,695,650
1,435,502	NagaCorp Ltd. (b)	1,453,151
2,208,824	Sino Biopharmaceutical Ltd. (b)	2,882,682
205,941	Wharf Real Estate Investment Co., Ltd. (b)	840,020
1,529,899	Xinyi Glass Holdings Ltd. (b)	1,746,937
		12,396,162
	Denmark – 0.8%
11,393	Carlsberg A.S., Class B (b)	1,282,622
5,537	Genmab A.S. (b) (c)	1,112,210
6,028	Orsted A.S. (b) (e) (f)	590,127
		2,984,959
	Finland – 0.9%
8,896	Kesko OYJ, Class B (b)	503,058
39,780	Nokian Renkaat OYJ (b)	949,870
46,560	Stora Enso OYJ, Class R (b)	465,547
56,951	UPM-Kymmene OYJ (b)	1,552,879
		3,471,354
	France – 4.7%
6,006	Arkema S.A. (b)	410,057
42,040	Bouygues S.A. (b)	1,220,051
47,018	Casino Guichard Perrachon S.A. (b) (d)	1,799,382
40,910	Cie Plastic Omnium S.A. (b)	567,360
5,395	Eiffage S.A. (b)	382,956
34,379	Engie S.A. (b)	352,057
7,548	Eurazeo SE (b)	338,676
28,746	Ingenico Group S.A. (b)	3,004,803
13,631	Korian S.A. (b)	420,536
90,002	Peugeot S.A. (b)	1,171,761
29,309	Renault S.A. (b)	557,009
10,685	Safran S.A. (b)	946,660
178,448	Suez (b)	1,812,924
10,344	Teleperformance (b)	2,142,417
10,743	TOTAL S.A. (b)	404,784
88,514	Veolia Environnement S.A. (b)	1,869,493
10,425	Vinci S.A. (b)	851,820
		18,252,746
	Germany – 9.0%
17,992	1&1 Drillisch AG (b)	371,320

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
40,132	BASF SE (b)	$1,875,849
15,954	Bayerische Motoren Werke AG (b)	814,440
14,779	Carl Zeiss Meditec AG (b)	1,407,264
13,118	Continental AG (b)	935,291
34,012	Covestro AG (b) (e) (f)	1,032,202
39,837	CTS Eventim AG & Co., KGaA (b)	1,822,859
141,248	Deutsche Lufthansa AG (b) (d)	1,321,113
61,470	Deutsche Wohnen SE (b)	2,329,634
16,580	Hannover Rueck SE (b)	2,341,192
7,744	HeidelbergCement AG (b)	330,847
50,202	Hella GmbH & Co., KGaA (b)	1,439,806
9,806	LEG Immobilien AG (b)	1,099,619
5,091	MorphoSys AG (b) (c)	490,189
8,685	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	1,746,297
43,112	Porsche Automobil Holding SE (Preference Shares) (b)	1,802,100
36,250	Puma SE (b)	2,129,873
17,742	Rheinmetall AG (b)	1,233,012
108,606	Rocket Internet SE (b) (c) (e) (f)	2,166,102
14,748	Stroeer SE & Co., KGaA (b)	757,825
98,320	TAG Immobilien AG (b)	1,933,611
38,948	Talanx AG (b)	1,310,443
85,558	Uniper SE (b)	2,101,581
9,899	Volkswagen AG (Preference Shares) (b)	1,140,331
36,881	Zalando SE (b) (c) (e) (f)	1,390,049
		35,322,849
	Hong Kong – 3.5%
901,923	Hang Lung Group Ltd. (b)	1,885,007
482,142	Henderson Land Development Co., Ltd. (b)	1,824,851
695,866	Hysan Development Co., Ltd. (b)	2,247,230
1,728,463	New World Development Co., Ltd. (b)	1,843,019
155,950	Sun Hung Kai Properties Ltd. (b)	2,038,896
301,699	Swire Pacific Ltd., Class A (b)	1,920,529
296,012	Wheelock & Co., Ltd. (b)	2,005,760
		13,765,292
	Ireland – 1.0%
65,182	CRH PLC (b)	1,762,714
23,943	Flutter Entertainment PLC (b)	2,139,866
		3,902,580
	Isle Of Man (U.K.) – 0.2%
122,527	GVC Holdings PLC (b)	848,711
	Israel – 1.2%
7,155	Azrieli Group Ltd. (b)	409,090
13,551	Elbit Systems Ltd. (b)	1,756,044
Shares	Description	Value

	Israel (Continued)
510,333	Israel Discount Bank Ltd., Class A (b)	$1,488,064
67,731	Mizrahi Tefahot Bank Ltd. (b)	1,246,637
		4,899,835
	Italy – 4.8%
611,381	A2A S.p.A. (b)	754,289
112,417	ACEA S.p.A. (b)	1,784,263
45,774	Amplifon S.p.A. (b)	929,819
97,880	Buzzi Unicem S.p.A (b)	1,787,615
225,419	Enel S.p.A. (b)	1,554,906
683,494	Hera S.p.A. (b)	2,472,804
961,869	Iren S.p.A (b)	2,396,767
94,831	Pirelli & C S.p.A. (e) (f)	341,483
246,778	Poste Italiane S.p.A. (b) (e) (f)	2,077,091
104,535	Prysmian S.p.A. (b)	1,659,690
421,434	Unipol Gruppo S.p.A. (b)	1,437,204
632,927	UnipolSai Assicurazioni S.p.A. (b)	1,557,705
		18,753,636
	Japan – 27.0%
49,000	Advantest Corp. (b)	1,951,668
53,330	AGC, Inc. (b)	1,299,519
34,900	Aisin Seiki Co., Ltd. (b)	854,742
16,000	ANA Holdings, Inc. (b)	389,821
113,150	Asahi Kasei Corp. (b)	792,822
46,400	Bandai Namco Holdings, Inc. (b)	2,250,550
13,300	Bridgestone Corp. (b)	407,121
91,900	Brother Industries Ltd. (b)	1,391,962
77,300	Chubu Electric Power Co., Inc. (b)	1,090,949
25,800	Electric Power Development Co., Ltd. (b)	517,077
29,500	Fukuoka Financial Group, Inc. (b)	389,149
26,600	Goldwin, Inc. (b) (d)	1,477,124
242,400	Haseko Corp. (b)	2,577,886
136,100	Hino Motors Ltd. (b)	725,844
50,000	Hitachi Chemical Co., Ltd. (b)	2,127,670
68,600	Hitachi Construction Machinery Co., Ltd. (b)	1,375,842
38,800	Hitachi High-Tech Corp. (b)	2,866,235
66,460	Honda Motor Co., Ltd. (b)	1,487,138
68,500	Iida Group Holdings Co., Ltd. (b) (d)	946,749
102,800	Isuzu Motors Ltd. (b)	680,318
135,600	ITOCHU Corp. (b)	2,806,190
93,616	Japan Airlines Co., Ltd. (b)	1,720,423
232,800	JFE Holdings, Inc. (b)	1,508,561
245,100	JXTG Holdings, Inc. (b)	835,151
87,300	Kajima Corp. (b)	892,339
47,100	Kakaku.com, Inc. (b)	861,433
48,900	Kansai Electric Power (The) Co., Inc. (b)	544,301
65,700	KDDI Corp. (b)	1,940,686

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
47,900	Kobe Bussan Co., Ltd. (b)	$1,882,499
49,100	Komatsu Ltd. (b)	794,606
81,200	Konica Minolta, Inc. (b)	327,144
95,300	LIXIL Group Corp. (b)	1,174,209
253,200	Marubeni Corp. (b)	1,256,648
64,200	Mazda Motor Corp. (b)	339,031
78,800	Mitsubishi Chemical Holdings Corp. (b)	467,917
47,300	Mitsubishi Corp. (b)	1,000,501
646,600	Mitsubishi Motors Corp. (b)	1,821,829
104,000	Mitsui & Co., Ltd. (b)	1,443,905
101,000	Mitsui Chemicals, Inc. (b) (d)	1,901,037
51,900	NEC Corp. (b)	1,889,847
88,200	NGK Spark Plug Co., Ltd. (b)	1,236,332
134,500	Nikon Corp. (b)	1,234,477
162,100	Nippon Steel Corp. (b)	1,381,791
24,416	Nippon Telegraph & Telephone Corp. (b)	583,948
130,200	Nippon Television Holdings, Inc. (b)	1,450,854
88,100	Nissan Motor Co., Ltd. (b)	294,757
9,800	Nitto Denko Corp. (b)	435,306
55,800	Nomura Research Institute Ltd. (b)	1,178,649
200,900	NSK Ltd. (b)	1,278,768
167,400	Obayashi Corp. (b)	1,420,478
121,000	Oji Holdings Corp. (b)	643,257
3,900	Oriental Land Co., Ltd. (b) (d)	497,863
74,600	ORIX Corp. (b)	890,028
32,300	Pan Pacific International Holdings Corp. (b)	611,675
206,000	Panasonic Corp. (b)	1,559,504
40,300	Sega Sammy Holdings, Inc. (b)	488,931
144,000	Sekisui House Ltd. (b)	2,374,853
186,300	Shimizu Corp. (b)	1,449,757
5,500	Shin-Etsu Chemical Co., Ltd. (b)	540,580
107,900	Showa Denko KK (b)	2,213,689
69,900	SoftBank Group Corp. (b)	2,474,627
362,600	Sojitz Corp. (b)	850,168
47,800	Square Enix Holdings Co., Ltd. (b)	2,135,497
64,800	Stanley Electric Co., Ltd. (b)	1,271,939
29,600	Sugi Holdings Co., Ltd. (b)	1,585,063
166,500	SUMCO Corp. (b)	2,115,691
375,800	Sumitomo Chemical Co., Ltd. (b)	1,110,285
107,700	Sumitomo Corp. (b)	1,228,237
131,700	Sumitomo Electric Industries Ltd. (b)	1,375,999
56,400	Sumitomo Heavy Industries Ltd. (b)	1,009,080
93,850	Sumitomo Rubber Industries Ltd. (b)	881,515
85,200	Taiheiyo Cement Corp. (b)	1,451,237
13,300	Taisei Corp. (b)	405,625
Shares	Description	Value

	Japan (Continued)
54,800	Taiyo Nippon Sanso Corp. (b) (d)	$810,880
47,700	Taiyo Yuden Co., Ltd. (b) (d)	1,245,542
29,400	Teijin Ltd. (b)	497,301
16,800	Tobu Railway Co., Ltd. (b)	586,101
574,400	Tokyo Electric Power Co., Holdings, Inc. (b) (c)	1,998,188
3,100	Tokyo Electron Ltd. (b)	577,758
30,000	Toppan Printing Co., Ltd. (b)	458,041
211,580	Tosoh Corp. (b)	2,391,088
14,500	Tsuruha Holdings, Inc. (b)	1,911,790
32,100	Welcia Holdings Co., Ltd. (b)	2,248,963
125,400	Yamaha Motor Co., Ltd. (b)	1,507,927
55,500	Yokohama Rubber (The) Co., Ltd. (b)	688,039
		105,590,521
	Jersey – 1.3%
858,349	boohoo Group PLC (b) (c)	2,019,067
7,666	Ferguson PLC (b)	474,008
556,886	IWG PLC (b)	1,187,347
50,396	Wizz Air Holdings PLC (b) (c) (e) (f)	1,418,467
		5,098,889
	Luxembourg – 0.9%
119,682	ArcelorMittal S.A. (b)	1,129,852
274,399	Aroundtown S.A. (b)	1,373,492
24,952	Grand City Properties S.A. (b)	522,331
105,763	Tenaris S.A. (b)	638,050
		3,663,725
	Netherlands – 2.1%
429,008	Altice Europe N.V. (b) (c)	1,655,745
30,483	ASM International N.V. (b)	3,101,398
4,536	ASML Holding N.V. (b)	1,195,757
67,287	Koninklijke Ahold Delhaize N.V. (b)	1,567,556
29,010	STMicroelectronics N.V. (b)	615,311
		8,135,767
	New Zealand – 0.5%
314,405	Contact Energy Ltd. (b)	1,070,069
357,282	Mercury NZ Ltd. (b)	894,561
		1,964,630
	Norway – 0.4%
117,880	Equinor ASA (b)	1,469,509
	Portugal – 0.5%
81,454	Banco Espirito Santo S.A. (b) (c) (g) (h) (i)	0
99,762	Jeronimo Martins SGPS S.A. (b)	1,800,618
		1,800,618
	Singapore – 0.1%
60,831	BOC Aviation Ltd. (b) (e) (f)	384,311

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea – 5.7%
54,487	GS Holdings Corp. (b)	$1,642,603
106,199	Hankook Tire & Technology Co., Ltd. (b)	1,677,059
8,778	Hyundai Glovis Co., Ltd. (b)	649,590
2,701	Hyundai Mobis Co., Ltd. (b)	373,624
17,611	Hyundai Steel Co. (b)	257,480
30,052	Kia Motors Corp. (b)	632,562
17,502	Korea Aerospace Industries Ltd. (b)	297,140
48,912	LG Corp. (b)	2,369,298
10,155	LG Electronics, Inc. (b)	399,274
150,535	LG Uplus Corp. (b)	1,322,497
11,612	Lotte Chemical Corp. (b)	1,822,943
13,100	NAVER Corp. (b)	1,821,351
6,042	POSCO (b)	795,053
6,660	Samsung Electro-Mechanics Co., Ltd. (b)	527,731
69,830	Samsung Electronics Co., Ltd. (b)	2,715,096
41,679	SK Hynix, Inc. (b)	2,817,669
14,178	SK Telecom Co., Ltd. (b)	2,062,132
6,903	S-Oil Corp. (b)	320,685
		22,503,787
	Spain – 0.8%
161,958	Iberdrola S.A. (b)	1,584,113
432,961	International Consolidated Airlines Group S.A. (b)	1,124,463
35,905	Repsol S.A. (b)	320,318
		3,028,894
	Sweden – 5.5%
28,915	AAK AB (b)	467,529
105,568	Axfood AB (b)	2,146,788
97,541	Boliden AB (b)	1,749,873
52,356	Castellum AB (b) (d)	882,745
56,995	Evolution Gaming Group AB (b) (e) (f)	1,932,408
34,014	Fabege AB (b)	433,967
44,403	Fastighets AB Balder, Class B (b) (c)	1,605,228
115,657	Hennes & Mauritz AB, Class B (b)	1,480,039
60,674	ICA Gruppen AB (b)	2,534,074
99,687	Industrivarden AB, Class A (b)	1,910,236
29,794	L E Lundbergforetagen AB, Class B (b)	1,207,780
56,246	Pandox AB (b)	464,397
138,358	Skanska AB, Class B (b) (d)	2,082,172
59,208	Sweco AB, Class B (b)	1,681,170
98,903	Wallenstam AB, Class B (b)	1,123,432
		21,701,838
	Switzerland – 0.2%
2,344	Swiss Life Holding AG (b)	786,754
Shares	Description	Value

	United Kingdom – 5.5%
78,099	3i Group PLC (b)	$756,750
121,684	Anglo American PLC (b)	2,132,343
586,885	Avast PLC (b) (e) (f)	2,837,411
140,566	Barratt Developments PLC (b)	759,804
146,441	Beazley PLC (b)	706,390
54,432	Bellway PLC (b)	1,442,012
21,805	Berkeley Group Holdings PLC (b)	973,235
54,046	Carnival PLC (b)	645,085
43,519	Compass Group PLC (b)	678,031
59,281	Dialog Semiconductor PLC (b) (c)	1,540,892
97,390	Evraz PLC (b)	278,645
303,050	JD Sports Fashion PLC (b)	1,697,304
12,449	London Stock Exchange Group PLC (b)	1,113,635
215,154	Meggitt PLC (b)	773,407
677,729	Melrose Industries PLC (b)	753,116
292,061	Rentokil Initial PLC (b)	1,394,879
32,446	Rio Tinto PLC (b)	1,487,398
38,012	Royal Dutch Shell PLC, Class B (b)	637,615
291,689	Signature Aviation PLC (b)	592,714
282,003	Taylor Wimpey PLC (b)	405,791
		21,606,457
	Total Common Stocks	376,214,119
	(Cost $501,936,514)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.2%
	Australia – 0.2%
71,443	Charter Hall Group (b)	299,671
69,742	Dexus (b)	386,482
		686,153
	Belgium – 0.3%
42,810	Warehouses De Pauw CVA (b)	1,221,990
	Canada – 0.4%
54,583	Canadian Apartment Properties REIT	1,651,879
	France – 0.3%
10,693	Gecina S.A. (b)	1,407,089
	Hong Kong – 1.1%
4,338,597	Champion REIT (b)	2,605,502
203,589	Link REIT (b)	1,715,946
		4,321,448
	Japan – 0.6%
3,627	Invincible Investment Corp. (b)	818,253
271	Orix JREIT, Inc. (b)	356,436
1,863	Sekisui House REIT, Inc. (b)	1,194,345
		2,369,034

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	United Kingdom – 0.3%
112,344	Segro PLC (b)	$1,062,031
	Total Real Estate Investment Trusts	12,719,624
	(Cost $15,654,509)
MONEY MARKET FUNDS – 2.8%
10,798,906	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.46% (j) (k)	10,798,906
	(Cost $10,798,906)
	Total Investments – 102.1%	399,732,649
	(Cost $528,389,929) (l)
	Net Other Assets and Liabilities – (2.1)%	(8,257,743)
	Net Assets – 100.0%	$391,474,906

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $330,598,192 or 84.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $9,696,100 and the total value of the collateral held by the Fund is $10,152,906.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2020.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,837,680 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $141,494,960. The net unrealized depreciation was $128,657,280.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 31,863,960	$ 31,863,960	$ —	$ —
Italy	18,753,636	341,483	18,412,153	—
Portugal	1,800,618	—	1,800,618	—**
Other Country Categories*	323,795,905	—	323,795,905	—
Real Estate Investment Trusts:
Canada	1,651,879	1,651,879	—	—
Other Country Categories*	11,067,745	—	11,067,745	—
Money Market Funds	10,798,906	10,798,906	—	—
Total Investments	$ 399,732,649	$ 44,656,228	$ 355,076,421	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	17.5%
Industrials	13.9
Materials	13.2
Real Estate	11.9
Information Technology	9.0
Financials	9.0
Consumer Staples	7.8
Utilities	6.9
Communication Services	5.3
Energy	2.9
Health Care	2.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	27.1%
Japanese Yen	27.0
Hong Kong Dollar	8.9
Canadian Dollar	8.4
British Pound Sterling	7.6
South Korean Won	5.6
Swedish Krona	5.4
Australian Dollar	4.0
United States Dollar	2.9
Israeli Shekel	1.2
Danish Krone	0.8
New Zealand Dollar	0.5
Norwegian Krone	0.4
Swiss Franc	0.2
Total	100.0%

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.5%
	Bermuda – 1.5%
4,453,256	Brilliance China Automotive Holdings Ltd. (b)	$3,626,358
1,245,127	Shenzhen International Holdings Ltd. (b)	2,258,167
		5,884,525
	Brazil – 15.7%
384,695	Alpargatas S.A. (Preference Shares)	1,714,658
400,847	Azul S.A. (Preference Shares) (c)	1,353,874
228,355	B3 S.A. - Brasil Bolsa Balcao	1,577,711
791,559	Banco Inter S.A. (Preference Shares) (d) (e)	1,613,250
391,207	BRF S.A. (c)	1,136,105
592,742	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	2,969,357
200,895	Cia de Saneamento Basico do Estado de Sao Paulo	1,512,096
403,371	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,472,633
1,390,521	Cia Energetica de Minas Gerais (Preference Shares)	2,384,393
301,240	Cia Paranaense de Energia, Class B (Preference Shares)	3,101,622
1,506,138	Cia Siderurgica Nacional S.A.	2,023,218
374,555	Cosan S.A.	3,875,229
1,241,805	Equatorial Energia S.A.	4,206,187
757,053	Gerdau S.A. (Preference Shares)	1,464,249
396,837	IRB Brasil Resseguros S.A.	739,282
759,627	JBS S.A.	2,973,540
345,200	Localiza Rent a Car S.A.	1,747,226
98,727	Lojas Renner S.A.	637,647
537,964	Magazine Luiza S.A.	4,036,723
588,504	Natura & Co. Holding S.A.	2,915,281
275,466	Notre Dame Intermedica Participacoes S.A.	2,383,509
904,745	Petrobras Distribuidora S.A.	2,700,601
155,959	Raia Drogasil S.A.	3,056,990
522,064	Sul America S.A.	3,395,963
181,371	Telefonica Brasil S.A. (Preference Shares)	1,726,063
2,091,359	TIM Participacoes S.A.	5,006,930
205,587	WEG S.A.	1,328,218
		63,052,555
	Cayman Islands – 13.2%
3,938,487	Agile Group Holdings Ltd. (b)	4,217,425
433,613	ANTA Sports Products Ltd. (b)	3,146,601
646,725	China Conch Venture Holdings Ltd. (b)	2,868,222
7,485,481	China Hongqiao Group Ltd. (b)	3,163,520
2,386,242	China Resources Cement Holdings Ltd. (b)	2,803,419
Shares	Description	Value

	Cayman Islands (Continued)
1,659,008	Country Garden Services Holdings Co., Ltd. (b)	$6,675,503
346,796	ENN Energy Holdings Ltd. (b)	3,359,499
1,666,877	Li Ning Co., Ltd. (b)	4,795,411
959,966	Longfor Group Holdings Ltd. (b) (d) (e)	4,620,216
351,145	Meituan Dianping, Class B (b) (c) (d)	4,186,086
162,761	Sunny Optical Technology Group Co., Ltd. (b)	2,152,980
603,156	Yihai International Holding Ltd. (b)	4,543,272
1,894,198	Zhongsheng Group Holdings Ltd. (b)	6,573,205
		53,105,359
	Chile – 1.0%
6,622,259	Colbun S.A. (b)	718,594
26,094,085	Enel Americas S.A. (b)	3,179,711
108,051	Latam Airlines Group S.A. (b)	275,672
		4,173,977
	China – 17.0%
16,391,251	Angang Steel Co., Ltd., Class H (b) (f)	4,273,971
402,582	Anhui Conch Cement Co., Ltd., Class H (b)	2,765,586
3,874,108	BAIC Motor Corp. Ltd., Class H (b) (d) (e)	1,523,911
4,166,744	BBMG Corp., Class H (b)	1,032,569
4,203,643	Beijing Capital International Airport Co., Ltd., Class H (b)	2,667,873
2,938,635	China Coal Energy Co., Ltd., Class H (b)	808,282
1,529,198	China Communications Construction Co., Ltd., Class H (b)	1,054,011
2,111,870	China Communications Services Corp., Ltd., Class H (b)	1,518,548
6,392,806	China Longyuan Power Group Corp., Ltd., Class H (b)	3,489,234
5,326,556	China National Building Material Co., Ltd., Class H (b)	5,722,370
3,001,253	China Oilfield Services Ltd., Class H (b)	2,291,204
6,035,610	China Petroleum & Chemical Corp., Class H (b)	2,949,041
2,187,875	China Railway Construction Corp., Ltd., Class H (b)	2,418,890
2,382,684	China Shenhua Energy Co., Ltd., Class H (b)	4,502,003
10,504,672	China Telecom Corp., Ltd., Class H (b)	3,182,755
6,292,288	Dongfeng Motor Group Co., Ltd., Class H (b)	4,096,973

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
2,371,461	Guangzhou R&F Properties Co., Ltd., Class H (b)	$3,050,224
1,825,782	Huaxin Cement Co., Ltd., Class B (b)	2,765,559
2,327,312	PetroChina Co., Ltd., Class H (b)	843,511
1,931,039	Shandong Gold Mining Co., Ltd. (b) (d) (e) (f)	4,624,792
3,811,407	Sinotrans Ltd., Class H (b)	930,410
5,456,692	Yanzhou Coal Mining Co., Ltd., Class H (b)	4,227,085
1,382,774	Zhejiang Expressway Co., Ltd., Class H (b)	955,651
8,828,097	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (b)	6,350,419
		68,044,872
	Colombia – 0.4%
3,200,043	Grupo Aval Acciones y Valores S.A. (Preference Shares)	706,656
228,096	Interconexion Electrica S.A. ESP	869,258
		1,575,914
	Egypt – 0.2%
250,845	Commercial International Bank Egypt SAE (b)	926,011
	Hong Kong – 8.8%
1,300,212	Beijing Enterprises Holdings Ltd. (b)	4,745,098
798,647	BYD Electronic International Co., Ltd. (b)	1,313,213
1,552,155	China Everbright International Ltd. (b)	882,575
3,972,651	China Merchants Port Holdings Co., Ltd. (b)	4,512,950
578,467	China Mobile Ltd. (b)	4,335,195
1,141,584	China Overseas Land & Investment Ltd. (b)	3,500,019
2,957,075	China Resources Power Holdings Co., Ltd. (b)	3,243,137
3,919,226	CNOOC Ltd. (b)	4,072,760
1,933,326	Fosun International Ltd. (b)	2,219,470
3,244,244	Shenzhen Investment Ltd. (b)	1,004,887
3,227,258	Sinotruk Hong Kong Ltd. (b)	5,301,171
		35,130,475
	Hungary – 0.7%
508,600	MOL Hungarian Oil & Gas PLC (b)	2,984,382
	India – 4.0%
6,590,569	Adani Power Ltd. (b) (c)	2,426,339
62,866	Bajaj Finance Ltd. (b)	1,837,388
9,952	Bajaj Finserv Ltd. (b)	601,796
1,328,786	Hindalco Industries Ltd. (b)	1,674,009
Shares	Description	Value

	India (Continued)
1,123,704	Hindustan Petroleum Corp., Ltd. (b)	$2,817,571
368,571	JSW Steel Ltd (b)	708,269
51,522	Kotak Mahindra Bank Ltd. (b)	879,419
1,175,533	Tata Steel Ltd. (b)	4,165,695
1,099,649	Vedanta Ltd. (b)	932,373
		16,042,859
	Indonesia – 1.5%
17,147,228	Barito Pacific Tbk PT (b) (c)	751,439
4,409,289	Indofood Sukses Makmur Tbk PT (b)	1,705,786
3,300,284	United Tractors Tbk PT (b)	3,398,619
		5,855,844
	Mexico – 1.5%
983,134	Coca-Cola Femsa S.A.B. de C.V.	3,936,266
33,757	Grupo Elektra S.A.B. de C.V.	1,949,503
		5,885,769
	Netherlands – 1.1%
170,936	X5 Retail Group N.V., GDR (b) (d)	4,567,408
	Philippines – 0.2%
666,400	Bank of the Philippine Islands (b)	810,709
	Poland – 4.4%
122,162	Dino Polska S.A. (b) (c) (d) (e)	4,751,992
108,282	Grupa Lotos S.A. (b)	1,351,406
299,673	KGHM Polska Miedz S.A. (b) (c)	4,283,102
2,399,742	PGE Polska Grupa Energetyczna S.A. (b) (c)	2,199,741
194,315	Polski Koncern Naftowy ORLEN S.A. (b)	2,600,293
3,057,869	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	2,525,472
		17,712,006
	Russia – 5.2%
1,041,562	Alrosa PJSC (b)	838,442
2,088,599,232	Federal Grid Co. Unified Energy System PJSC (b)	4,223,762
86,419,034	Inter RAO UES PJSC (b)	5,315,972
13,936	MMC Norilsk Nickel PJSC (b)	3,377,782
93,669	PhosAgro PJSC, GDR (b) (d)	956,809
1,976,948	Rostelecom PJSC (b)	1,844,443
446,208,370	RusHydro PJSC (b)	3,395,956
112,863	Tatneft PJSC (b)	779,993
		20,733,159
	South Africa – 3.5%
60,884	Anglo American Platinum Ltd. (b)	2,543,282
694,245	Exxaro Resources Ltd. (b)	3,805,605

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
951,588	Impala Platinum Holdings Ltd. (b)	$3,964,903
214,971	Sasol Ltd. (b) (c)	445,305
1,694,832	Sibanye Stillwater Ltd. (c)	2,138,736
658,458	Woolworths Holdings Ltd. (b)	1,014,885
		13,912,716
	Taiwan – 5.4%
1,048,100	ASE Technology Holding Co., Ltd. (b)	2,030,188
856,918	Asia Cement Corp. (b)	1,112,581
315,748	Catcher Technology Co., Ltd. (b)	2,019,795
2,826,916	E. Sun Financial Holding Co., Ltd. (b)	2,256,602
1,013,753	Hon Hai Precision Industry Co., Ltd. (b)	2,333,931
1,771,048	Hua Nan Financial Holdings Co., Ltd. (b)	1,053,603
921,698	Nanya Technology Corp. (b)	1,622,174
1,866,841	Pou Chen Corp. (b)	1,577,891
322,574	Realtek Semiconductor Corp. (b)	2,315,725
935,785	Taiwan Cement Corp. (b)	1,215,317
451,493	Yageo Corp. (b)	4,054,567
		21,592,374
	Thailand – 4.2%
3,382,200	B Grimm Power PCL (b)	4,096,669
10,918,800	BTS Group Holdings PCL (b)	3,027,686
103,300	Electricity Generating PCL (b)	727,121
1,041,000	Global Power Synergy PCL, Class F (b)	1,808,090
907,100	Gulf Energy Development PCL (b) (d)	4,146,111
606,400	PTT Exploration & Production PCL (b)	1,255,711
2,041,400	PTT Global Chemical PCL (b)	1,897,241
		16,958,629
	Turkey – 9.0%
4,158,178	Akbank T.A.S. (b) (c)	3,491,575
693,619	BIM Birlesik Magazalar A.S.	5,259,894
3,585,590	Enka Insaat ve Sanayi A.S.	3,372,376
4,929,115	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	5,585,212
3,528,166	Haci Omer Sabanci Holding A.S. (b)	3,977,784
1,428,443	KOC Holding A.S. (b)	2,888,377
235,307	Tupras Turkiye Petrol Rafinerileri A.S. (b) (c)	2,677,911
519,070	Turkcell Iletisim Hizmetleri A.S. (b)	964,117
3,307,001	Turkiye Garanti Bankasi A.S. (b) (c)	4,055,828
Shares	Description	Value

	Turkey (Continued)
5,385,096	Turkiye Is Bankasi A.S., Class C (b) (c)	$3,842,705
		36,115,779
	Total Common Stocks	395,065,322
	(Cost $529,687,364)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.8%
	Mexico – 0.8%
4,093,737	Fibra Uno Administracion S.A. de C.V.	3,213,211
	(Cost $6,169,449)
MONEY MARKET FUNDS – 1.0%
3,806,805	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.46% (g) (h)	3,806,805
	(Cost $3,806,805)
	Total Investments – 100.3%	402,085,338
	(Cost $539,663,618) (i)
	Net Other Assets and Liabilities – (0.3)%	(1,204,070)
	Net Assets – 100.0%	$400,881,268

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $313,780,078 or 78.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
(f)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,584,112 and the total value of the collateral held by the Fund is $3,806,805.
(g)	Rate shown reflects yield as of March 31, 2020.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,051,209 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $150,629,489. The net unrealized depreciation was $137,578,280.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 63,052,555	$ 63,052,555	$ —	$ —
Colombia	1,575,914	1,575,914	—	—
Mexico	5,885,769	5,885,769	—	—
South Africa	13,912,716	2,138,736	11,773,980	—
Turkey	36,115,779	8,632,270	27,483,509	—
Other Country Categories*	274,522,589	—	274,522,589	—
Real Estate Investment Trusts*	3,213,211	3,213,211	—	—
Money Market Funds	3,806,805	3,806,805	—	—
Total Investments	$ 402,085,338	$ 88,305,260	$ 313,780,078	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	16.9%
Utilities	16.0
Industrials	13.7
Energy	12.0
Consumer Discretionary	9.9
Consumer Staples	8.7
Financials	8.5
Real Estate	4.9
Information Technology	4.5
Communication Services	4.3
Health Care	0.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	39.6%
Brazilian Real	15.7
Turkish Lira	9.0
New Taiwan Dollar	5.4
Russian Ruble	4.9
Polish Zloty	4.4
Thai Baht	4.2
Indian Rupee	4.0
South African Rand	3.5
United States Dollar	3.0
Mexican Peso	2.3
Indonesian Rupiah	1.5
Chilean Peso	1.0
Hungarian Forint	0.7
Colombian Peso	0.4
Egyptian Pound	0.2
Philippine Peso	0.2
Total	100.0%

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.5%
	Air Freight & Logistics – 1.6%
49,339	Deutsche Post AG (a)	$1,322,711
	Airlines – 2.4%
204,506	Deutsche Lufthansa AG (a) (b)	1,912,774
	Auto Components – 5.7%
68,016	Hella GmbH & Co., KGaA (a)	1,950,716
435,702	Schaeffler AG (Preference Shares) (a)	2,618,741
		4,569,457
	Automobiles – 8.8%
34,412	Bayerische Motoren Werke AG (a)	1,756,707
16,995	Daimler AG (a)	507,542
62,950	Porsche Automobil Holding SE (Preference Shares) (a)	2,631,337
19,043	Volkswagen AG (Preference Shares) (a)	2,193,689
		7,089,275
	Banks – 1.4%
304,145	Commerzbank AG (a)	1,082,709
	Chemicals – 10.0%
62,286	BASF SE (a)	2,911,370
40,481	Covestro AG (a) (c) (d)	1,228,524
154,169	Evonik Industries AG (a)	3,219,547
18,997	FUCHS PETROLUB SE (Preference Shares) (a)	677,636
		8,037,077
	Construction Materials – 2.1%
38,746	HeidelbergCement AG (a)	1,655,349
	Diversified Telecommunication Services – 1.0%
28,653	United Internet AG (a)	833,169
	Entertainment – 2.6%
44,907	CTS Eventim AG & Co., KGaA (a)	2,054,852
	Food Products – 0.9%
51,128	Suedzucker AG (a)	730,708
	Health Care Equipment & Supplies – 3.1%
14,759	Carl Zeiss Meditec AG (a)	1,405,360
4,398	Sartorius AG (Preference Shares) (a)	1,051,455
		2,456,815
	Independent Power & Renewable Electricity Producers – 1.7%
56,861	Uniper SE (a)	1,396,690
Shares	Description	Value

	Insurance – 10.6%
19,477	Hannover Rueck SE (a)	$2,750,265
12,761	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	2,565,860
94,950	Talanx AG (a)	3,194,685
		8,510,810
	Interactive Media & Services – 3.2%
42,697	Scout24 AG (a) (c) (d)	2,552,381
	Internet & Direct Marketing Retail – 9.0%
59,451	Delivery Hero SE (a) (c) (d) (e)	4,371,085
37,964	Rocket Internet SE (a) (c) (d) (e)	757,176
55,711	Zalando SE (a) (c) (d) (e)	2,099,754
		7,228,015
	IT Services – 5.3%
33,506	Bechtle AG (a)	4,218,835
	Machinery – 4.4%
56,919	GEA Group AG (a)	1,175,819
54,515	KION Group AG (a)	2,346,213
		3,522,032
	Multi-Utilities – 5.0%
153,381	RWE AG (a)	4,011,160
	Pharmaceuticals – 1.6%
23,046	Bayer AG (a)	1,320,501
	Real Estate Management & Development – 12.9%
420,334	Aroundtown S.A. (a)	2,103,963
46,074	Deutsche Wohnen SE (a)	1,746,146
39,243	Grand City Properties S.A. (a)	821,491
23,845	LEG Immobilien AG (a)	2,673,915
151,443	TAG Immobilien AG (a)	2,978,354
		10,323,869
	Software – 2.6%
42,806	Nemetschek SE (a)	2,086,695
	Trading Companies & Distributors – 0.8%
17,307	Brenntag AG (a)	628,800
	Wireless Telecommunication Services – 2.8%
110,007	1&1 Drillisch AG (a) (b)	2,270,334
	Total Common Stocks	79,815,018
	(Cost $106,908,599)

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 4.4%
3,519,349	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.46% (f) (g)	$3,519,349
	(Cost $3,519,349)
	Total Investments – 103.9%	83,334,367
	(Cost $110,427,948) (h)
	Net Other Assets and Liabilities – (3.9)%	(3,101,505)
	Net Assets – 100.0%	$80,232,862

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $79,815,018 or 99.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,997,700 and the total value of the collateral held by the Fund is $3,519,349.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Rate shown reflects yield as of March 31, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,816,324 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,909,905. The net unrealized depreciation was $27,093,581.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 79,815,018	$ —	$ 79,815,018	$ —
Money Market Funds	3,519,349	3,519,349	—	—
Total Investments	$ 83,334,367	$ 3,519,349	$ 79,815,018	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Germany	95.8%
United States	4.4
Luxembourg	3.7
Total Investments	103.9
Net Other Assets and Liabilities	(3.9)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.4%
	Airlines – 2.2%
4,344	Air Canada (a)	$48,617
	Auto Components – 3.4%
2,368	Magna International, Inc.	75,568
	Banks – 2.0%
1,169	National Bank of Canada	45,180
	Capital Markets – 6.6%
2,247	Brookfield Asset Management, Inc., Class A	99,600
1,941	CI Financial Corp.	19,268
375	TMX Group Ltd.	27,918
		146,786
	Chemicals – 1.0%
678	Nutrien Ltd.	23,178
	Commercial Services & Supplies – 2.3%
1,513	Ritchie Bros. Auctioneers, Inc.	51,820
	Construction & Engineering – 6.0%
2,377	WSP Global, Inc.	134,989
	Diversified Financial Services – 4.2%
2,565	Onex Corp.	93,884
	Gas Utilities – 4.3%
10,654	AltaGas Ltd.	96,524
	Insurance – 13.0%
2,954	iA Financial Corp., Inc.	92,862
900	Intact Financial Corp.	77,785
6,396	Manulife Financial Corp.	80,308
2,520	Power Corp. of Canada	40,541
		291,496
	IT Services – 6.1%
327	Shopify, Inc., Class A (a)	137,004
	Leisure Products – 2.6%
3,562	BRP, Inc.	58,114
	Media – 2.3%
745	Cogeco Communications, Inc.	50,540
	Metals & Mining – 11.0%
8,090	B2Gold Corp.	24,489
9,601	First Quantum Minerals Ltd.	49,052
6,842	Kinross Gold Corp. (a)	27,469
1,370	Pan American Silver Corp.	19,714
7,486	Teck Resources Ltd., Class B	56,758
24,599	Yamana Gold, Inc.	68,345
		245,827
	Multi-Utilities – 4.4%
1,694	ATCO Ltd., Class I	46,909
Shares	Description	Value

	Multi-Utilities (Continued)
2,152	Canadian Utilities Ltd., Class A	$51,442
		98,351
	Oil, Gas & Consumable Fuels – 12.4%
3,010	Canadian Natural Resources Ltd.	41,173
9,579	Cenovus Energy, Inc.	19,331
16,179	Husky Energy, Inc.	40,697
4,908	Imperial Oil Ltd.	55,486
1,239	Keyera Corp.	11,516
3,534	Parkland Fuel Corp.	62,303
2,971	Suncor Energy, Inc.	47,416
		277,922
	Pharmaceuticals – 2.3%
3,253	Bausch Health Cos., Inc. (a)	50,414
	Thrifts & Mortgage Finance – 0.8%
806	Genworth MI Canada, Inc.	17,909
	Trading Companies & Distributors – 3.5%
1,791	Toromont Industries Ltd.	78,459
	Total Common Stocks	2,022,582
	(Cost $3,437,110)
REAL ESTATE INVESTMENT TRUSTS – 9.3%
	Equity Real Estate Investment Trusts – 9.3%
1,619	Allied Properties Real Estate Investment Trust	51,470
3,975	Canadian Apartment Properties REIT	120,298
3,150	RioCan Real Estate Investment Trust	36,104
	Total Real Estate Investment Trusts	207,872
	(Cost $270,021)
	Total Investments – 99.7%	2,230,454
	(Cost $3,707,131) (b)
	Net Other Assets and Liabilities – 0.3%	6,050
	Net Assets – 100.0%	$2,236,504

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $53,552 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,530,229. The net unrealized depreciation was $1,476,677.

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,022,582	$ 2,022,582	$ —	$ —
Real Estate Investment Trusts*	207,872	207,872	—	—
Total Investments	$ 2,230,454	$ 2,230,454	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Canada	99.7%
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.6%
	Airlines – 2.9%
26,644	Qantas Airways Ltd. (a)	$51,839
	Biotechnology – 4.1%
412	CSL Ltd. (a)	74,684
	Capital Markets – 3.6%
550	Macquarie Group Ltd. (a)	29,292
1,331	Magellan Financial Group Ltd. (a)	35,300
		64,592
	Chemicals – 1.7%
11,914	Incitec Pivot Ltd. (a)	14,778
1,724	Orica Ltd. (a)	16,139
		30,917
	Commercial Services & Supplies – 1.4%
13,912	Downer EDI Ltd. (a)	25,415
	Construction & Engineering – 1.8%
2,287	CIMIC Group Ltd. (a)	32,391
	Diversified Financial Services – 1.3%
9,367	Challenger Ltd. (a)	22,880
	Energy Equipment & Services – 2.0%
9,899	Worley Ltd. (a)	36,734
	Food & Staples Retailing – 1.3%
2,553	Coles Group Ltd. (a)	23,776
	Health Care Providers & Services – 3.1%
1,045	Ramsay Health Care Ltd. (a)	36,745
1,318	Sonic Healthcare Ltd. (a)	19,809
		56,554
	Hotels, Restaurants & Leisure – 5.7%
4,501	Aristocrat Leisure Ltd. (a)	58,322
9,464	Crown Resorts Ltd. (a)	43,920
		102,242
	Insurance – 3.4%
8,825	QBE Insurance Group Ltd. (a)	45,970
2,923	Suncorp Group Ltd. (a)	16,232
		62,202
	Metals & Mining – 23.7%
65,891	Alumina Ltd. (a)	59,051
2,920	BHP Group Ltd. (a)	52,973
12,579	BlueScope Steel Ltd. (a)	65,858
19,941	Evolution Mining Ltd. (a)	46,605
17,721	Fortescue Metals Group Ltd. (a)	108,598
Shares	Description	Value

	Metals & Mining (Continued)
1,252	Newcrest Mining Ltd. (a)	$17,193
1,509	Rio Tinto Ltd. (a)	77,743
		428,021
	Multiline Retail – 5.0%
27,927	Harvey Norman Holdings Ltd. (a)	51,279
1,830	Wesfarmers Ltd. (a)	38,778
		90,057
	Multi-Utilities – 5.3%
9,227	AGL Energy Ltd. (a)	96,564
	Oil, Gas & Consumable Fuels – 15.4%
75,473	Beach Energy Ltd. (a)	52,597
5,580	Caltex Australia Ltd. (a)	75,346
10,452	Oil Search Ltd. (a)	15,158
17,935	Origin Energy Ltd. (a)	48,195
18,527	Santos Ltd. (a)	38,050
4,408	Woodside Petroleum Ltd. (a)	48,913
		278,259
	Real Estate Management & Development – 3.7%
10,764	Lendlease Group (a)	67,488
	Road & Rail – 1.0%
7,244	Aurizon Holdings Ltd. (a)	18,773
	Trading Companies & Distributors – 2.2%
5,838	Seven Group Holdings Ltd. (a)	40,170
	Total Common Stocks	1,603,558
	(Cost $2,688,446)
REAL ESTATE INVESTMENT TRUSTS – 10.4%
	Equity Real Estate Investment Trusts – 10.4%
12,953	Dexus (a)	71,780
33,828	GPT (The) Group (a)	75,154
29,677	Scentre Group (a)	28,426
8,201	Stockland (a)	12,611
	Total Real Estate Investment Trusts	187,971
	(Cost $353,070)
	Total Investments – 99.0%	1,791,529
	(Cost $3,041,516) (b)
	Net Other Assets and Liabilities – 1.0%	18,750
	Net Assets – 100.0%	$1,810,279

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $1,791,529 or 99.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,203 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,264,190. The net unrealized depreciation was $1,249,987.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,603,558	$ —	$ 1,603,558	$ —
Real Estate Investment Trusts*	187,971	—	187,971	—
Total Investments	$ 1,791,529	$—	$ 1,791,529	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Australia	98.1%
Papua New Guinea	0.9
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.0%
	Aerospace & Defense – 0.3%
9,378	Meggitt PLC (a)	$33,711
	Airlines – 4.0%
21,620	easyJet PLC (a)	149,817
22,891	International Consolidated Airlines Group S.A. (a)	59,451
7,907	Wizz Air Holdings PLC (a) (b) (c) (d)	222,554
		431,822
	Banks – 2.5%
34,289	Barclays PLC (a)	38,967
10,407	HSBC Holdings PLC (a)	58,422
197,108	Lloyds Banking Group PLC (a)	77,060
51,266	Royal Bank of Scotland Group PLC (a)	70,689
32,668	Virgin Money UK PLC (a) (b)	24,904
		270,042
	Capital Markets – 5.6%
28,049	3i Group PLC (a)	271,784
11,891	Ashmore Group PLC (a)	52,359
795	London Stock Exchange Group PLC (a)	71,117
38,247	Quilter PLC (a) (c) (d)	55,422
15,869	St. James’s Place PLC (a)	148,184
		598,866
	Chemicals – 0.4%
2,056	Johnson Matthey PLC (a)	45,302
	Commercial Services & Supplies – 1.7%
39,146	Babcock International Group PLC (a)	184,750
	Containers & Packaging – 1.0%
32,065	DS Smith PLC (a)	108,682
	Diversified Telecommunication Services – 1.7%
128,032	BT Group PLC (a)	186,231
	Electric Utilities – 0.6%
4,282	SSE PLC (a)	68,808
	Electrical Equipment – 1.3%
128,272	Melrose Industries PLC (a)	142,540
	Electronic Equipment, Instruments & Components – 0.6%
2,120	Spectris PLC (a)	63,873
	Energy Equipment & Services – 0.5%
30,914	John Wood Group PLC (a)	58,825
Shares	Description	Value

	Entertainment – 0.6%
112,453	Cineworld Group PLC (a)	$68,563
	Food & Staples Retailing – 1.9%
92,487	Wm Morrison Supermarkets PLC (a)	202,052
	Food Products – 0.5%
2,371	Associated British Foods PLC (a)	53,110
	Health Care Equipment & Supplies – 0.7%
31,039	ConvaTec Group PLC (a) (c) (d)	71,366
	Health Care Providers & Services – 1.8%
59,860	Mediclinic International PLC (a)	198,221
	Hotels, Restaurants & Leisure – 5.2%
6,761	Carnival PLC (a)	80,698
2,671	Flutter Entertainment PLC (a)	238,716
34,832	GVC Holdings PLC (a)	241,272
		560,686
	Household Durables – 10.1%
41,251	Barratt Developments PLC (a)	222,975
8,090	Bellway PLC (a)	214,320
3,803	Berkeley Group Holdings PLC (a)	169,742
6,857	Persimmon PLC (a)	162,090
41,340	Redrow PLC (a)	183,255
95,548	Taylor Wimpey PLC (a)	137,490
		1,089,872
	Insurance – 7.9%
29,423	Aviva PLC (a)	96,736
59,133	Direct Line Insurance Group PLC (a)	215,877
101,644	Legal & General Group PLC (a)	240,154
24,671	Phoenix Group Holdings PLC (a)	189,343
8,502	Prudential PLC (a)	106,529
		848,639
	Internet & Direct Marketing Retail – 3.0%
9,131	ASOS PLC (a) (b)	134,356
82,707	boohoo Group PLC (a) (b)	194,549
		328,905
	IT Services – 0.4%
112,608	Capita PLC (a) (b)	45,563
	Machinery – 0.9%
10,449	IMI PLC (a)	96,461
	Media – 2.5%
38,679	Pearson PLC (a)	264,799

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 11.2%
14,173	Anglo American PLC (a)	$248,362
13,437	Antofagasta PLC (a)	128,330
6,933	BHP Group PLC (a)	107,598
76,233	Evraz PLC (a)	218,112
9,621	Fresnillo PLC (a)	79,044
78,517	Glencore PLC (a)	118,839
6,839	Rio Tinto PLC (a)	313,515
		1,213,800
	Multiline Retail – 2.0%
63,686	B&M European Value Retail S.A. (a)	216,291
	Oil, Gas & Consumable Fuels – 2.7%
26,122	BP PLC (a)	107,125
11,002	Royal Dutch Shell PLC, Class B (a)	184,548
		291,673
	Paper & Forest Products – 2.2%
13,900	Mondi PLC (a)	234,571
	Pharmaceuticals – 0.7%
3,094	Hikma Pharmaceuticals PLC (a)	77,803
	Professional Services – 0.9%
67,837	Hays PLC (a)	96,621
	Real Estate Management & Development – 0.8%
42,431	IWG PLC (a)	90,468
	Semiconductors & Semiconductor Equipment – 1.2%
4,834	Dialog Semiconductor PLC (a) (b)	125,650
	Software – 4.0%
54,414	Avast PLC (a) (c) (d)	263,075
3,969	AVEVA Group PLC (a)	171,004
		434,079
	Specialty Retail – 3.5%
36,778	JD Sports Fashion PLC (a)	205,984
11,845	WH Smith PLC (a)	166,374
		372,358
	Tobacco – 1.2%
3,812	British American Tobacco PLC (a)	129,857
	Trading Companies & Distributors – 5.9%
5,103	Ashtead Group PLC (a)	110,296
2,698	Ferguson PLC (a)	166,824
Shares	Description	Value

	Trading Companies & Distributors (Continued)
36,632	Howden Joinery Group PLC (a)	$230,440
11,535	Travis Perkins PLC (a)	125,394
		632,954
	Water Utilities – 2.9%
18,028	Pennon Group PLC (a)	241,055
2,449	Severn Trent PLC (a)	69,324
		310,379
	Wireless Telecommunication Services – 1.1%
83,942	Vodafone Group PLC (a)	116,129
	Total Common Stocks	10,364,322
	(Cost $16,673,453)
REAL ESTATE INVESTMENT TRUSTS – 3.3%
	Equity Real Estate Investment Trusts – 3.3%
27,462	Segro PLC (a)	259,609
9,777	UNITE Group (The) PLC (a)	97,569
	Total Real Estate Investment Trusts	357,178
	(Cost $326,362)
	Total Investments – 99.3%	10,721,500
	(Cost $16,999,815) (e)
	Net Other Assets and Liabilities – 0.7%	74,759
	Net Assets – 100.0%	$10,796,259

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $10,721,500 or 99.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $63,328 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,341,643. The net unrealized depreciation was $6,278,315.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,364,322	$ —	$ 10,364,322	$ —
Real Estate Investment Trusts*	357,178	—	357,178	—
Total Investments	$ 10,721,500	$—	$ 10,721,500	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
United Kingdom	85.0%
Jersey	7.3
Isle Of Man (U.K.)	2.2
Ireland	2.2
Luxembourg	2.0
Spain	0.6
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.8%
	Automobiles – 10.5%
1,650	Bajaj Auto Ltd. (a)	$43,991
229	Eicher Motors Ltd. (a)	39,449
2,023	Hero MotoCorp Ltd. (a)	42,659
9,114	Mahindra & Mahindra Ltd. (a)	34,032
684	Maruti Suzuki India Ltd. (a)	38,581
43,846	Tata Motors Ltd. (a) (b)	40,710
		239,422
	Banks – 11.3%
7,103	Axis Bank Ltd. (a)	35,513
3,778	HDFC Bank Ltd. (a)	43,055
9,065	ICICI Bank Ltd. (a)	39,446
4,917	IndusInd Bank Ltd. (a)	23,010
2,634	Kotak Mahindra Bank Ltd. (a)	44,959
18,149	State Bank of India (a) (b)	47,144
140	YES Bank Ltd. (c)	42
75,422	YES Bank Ltd. Lock-In (c) (d)	22,382
		255,551
	Chemicals – 3.7%
2,093	Asian Paints Ltd. (a)	46,104
8,698	UPL Ltd. (a)	37,454
		83,558
	Construction & Engineering – 1.8%
3,796	Larsen & Toubro Ltd. (a)	40,473
	Construction Materials – 5.9%
6,892	Grasim Industries Ltd. (a)	43,110
196	Shree Cement Ltd. (a)	45,141
1,053	UltraTech Cement Ltd. (a)	45,058
		133,309
	Consumer Finance – 1.3%
1,033	Bajaj Finance Ltd. (a)	30,192
	Diversified Telecommunication Services – 1.6%
17,436	Bharti Infratel Ltd.	36,877
	Electric Utilities – 2.1%
23,230	Power Grid Corp. of India Ltd. (a)	48,798
	Food Products – 4.5%
1,373	Britannia Industries Ltd. (a)	48,559
248	Nestle India Ltd. (a)	53,622
		102,181
	Gas Utilities – 2.1%
48,261	GAIL India Ltd. (a)	48,449
	Household Products – 2.5%
1,877	Hindustan Unilever Ltd. (a)	56,924
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.0%
40,895	NTPC Ltd. (a)	$45,485
	Insurance – 1.4%
519	Bajaj Finserv Ltd. (a)	31,384
	IT Services – 10.7%
7,821	HCL Technologies Ltd. (a)	45,114
6,113	Infosys Ltd. (a)	50,646
2,180	Tata Consultancy Services Ltd. (a)	52,444
5,938	Tech Mahindra Ltd. (a)	44,232
19,380	Wipro Ltd. (a)	50,416
		242,852
	Media – 1.5%
20,239	Zee Entertainment Enterprises Ltd. (a)	32,937
	Metals & Mining – 7.3%
32,101	Hindalco Industries Ltd. (a)	40,441
18,989	JSW Steel Ltd (a)	36,490
13,423	Tata Steel Ltd. (a)	47,567
48,322	Vedanta Ltd. (a)	40,971
		165,469
	Oil, Gas & Consumable Fuels – 11.1%
11,207	Bharat Petroleum Corp., Ltd. (a)	46,902
27,068	Coal India Ltd. (a)	49,740
43,896	Indian Oil Corp., Ltd. (a)	47,226
61,736	Oil & Natural Gas Corp., Ltd. (a)	55,275
3,630	Reliance Industries Ltd. (a)	52,933
		252,076
	Pharmaceuticals – 7.0%
9,775	Cipla Ltd. (a)	54,309
1,354	Dr Reddy’s Laboratories Ltd. (a)	55,125
10,875	Sun Pharmaceutical Industries Ltd. (a)	50,230
		159,664
	Textiles, Apparel & Luxury Goods – 1.9%
3,583	Titan Co., Ltd. (a)	44,131
	Thrifts & Mortgage Finance – 2.0%
2,057	Housing Development Finance Corp., Ltd. (a)	44,399
	Tobacco – 2.5%
24,766	ITC Ltd. (a)	55,846

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 2.0%
13,414	Adani Ports & Special Economic Zone Ltd. (a)	$44,579
	Wireless Telecommunication Services – 2.1%
8,299	Bharti Airtel Ltd. (a) (b)	48,368
	Total Investments – 98.8%	2,242,924
	(Cost $3,533,298) (e)
	Net Other Assets and Liabilities – 1.2%	28,055
	Net Assets – 100.0%	$2,270,979

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $2,183,623 or 96.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lockout period does not apply to shareholders holding less than 100 shares. See the Restricted Securities table.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $56,947 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,347,321. The net unrealized depreciation was $1,290,374.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 255,551	$ 22,424	$ 233,127	$ —
Diversified Telecommunication Services	36,877	36,877	—	—
Other industry categories*	1,950,496	—	1,950,496	—
Total Investments	$ 2,242,924	$ 59,301	$ 2,183,623	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of March 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
YES Bank Ltd. Lock-In	03/18/20	75,422	$0.30	$36,638	$22,382	0.99%

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Country Allocation†	% of Net Assets
India	98.8%
Total Investments	98.8
Net Other Assets and Liabilities	1.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.7%
	Auto Components – 2.7%
66,201	Xinyi Glass Holdings Ltd. (a)	$75,593
	Communications Equipment – 2.3%
8,800	VTech Holdings Ltd. (a)	63,368
	Diversified Telecommunication Services – 1.0%
49,000	PCCW Ltd. (a)	26,870
	Food & Staples Retailing – 5.1%
96,000	Sun Art Retail Group Ltd. (a)	141,229
	Food Products – 2.8%
84,728	WH Group Ltd. (a) (b) (c)	78,205
	Hotels, Restaurants & Leisure – 7.5%
31,000	Melco International Development Ltd. (a)	44,435
66,000	NagaCorp Ltd. (a)	66,811
10,800	Sands China Ltd. (a)	39,291
28,000	Shangri-La Asia Ltd. (a)	18,822
26,000	SJM Holdings Ltd. (a)	21,695
12,000	Wynn Macau Ltd. (a)	17,997
		209,051
	Household Durables – 4.0%
204,400	Man Wah Holdings Ltd. (a)	110,801
	Industrial Conglomerates – 3.0%
6,005	CK Hutchison Holdings Ltd. (a)	40,024
41,381	NWS Holdings Ltd. (a)	42,171
		82,195
	Insurance – 0.9%
2,800	AIA Group Ltd. (a)	25,073
	Machinery – 4.0%
17,667	Techtronic Industries Co., Ltd. (a)	112,184
	Marine – 3.2%
96,000	SITC International Holdings Co., Ltd. (a)	89,358
	Paper & Forest Products – 7.9%
154,301	Lee & Man Paper Manufacturing Ltd. (a)	92,550
140,501	Nine Dragons Paper Holdings Ltd. (a)	127,296
		219,846
	Pharmaceuticals – 3.9%
83,000	Sino Biopharmaceutical Ltd. (a)	108,321
Shares	Description	Value

	Real Estate Management & Development – 40.2%
16,383	CK Asset Holdings Ltd. (a)	$88,889
47,500	Hang Lung Group Ltd. (a)	99,274
13,300	Hang Lung Properties Ltd. (a)	26,820
17,844	Henderson Land Development Co., Ltd. (a)	67,537
37,000	Hysan Development Co., Ltd. (a)	119,488
45,942	Kerry Properties Ltd. (a)	120,138
64,000	New World Development Co., Ltd. (a)	68,242
37,434	Shimao Property Holdings Ltd. (a)	129,732
40,478	Sino Land Co., Ltd. (a)	50,944
7,601	Sun Hung Kai Properties Ltd. (a)	99,376
15,817	Swire Pacific Ltd., Class A (a)	100,686
11,899	Wharf Holdings (The) Ltd. (a)	20,913
9,800	Wharf Real Estate Investment Co., Ltd. (a)	39,974
13,027	Wheelock & Co., Ltd. (a)	88,270
		1,120,283
	Semiconductors & Semiconductor Equipment – 1.4%
4,200	ASM Pacific Technology Ltd. (a)	38,944
	Textiles, Apparel & Luxury Goods – 2.8%
162,000	Bosideng International Holdings Ltd. (a)	37,628
12,000	Samsonite International S.A. (a) (b) (c)	11,236
19,635	Yue Yuen Industrial Holdings Ltd. (a)	30,004
		78,868
	Total Common Stocks	2,580,189
	(Cost $3,099,004)
REAL ESTATE INVESTMENT TRUSTS – 7.2%
	Equity Real Estate Investment Trusts – 7.2%
220,040	Champion REIT (a)	132,143
8,294	Link REIT (a)	69,906
	Total Real Estate Investment Trusts	202,049
	(Cost $203,213)
	Total Investments – 99.9%	2,782,238
	(Cost $3,302,217) (d)
	Net Other Assets and Liabilities – 0.1%	2,364
	Net Assets – 100.0%	$2,784,602

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $2,782,238 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $172,580 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $692,559. The net unrealized depreciation was $519,979.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,580,189	$ —	$ 2,580,189	$ —
Real Estate Investment Trusts*	202,049	—	202,049	—
Total Investments	$ 2,782,238	$—	$ 2,782,238	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Hong Kong	47.2%
Cayman Islands	33.9
Bermuda	18.4
Luxembourg	0.4
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.2%
	Banks – 1.0%
1,132	Banque Cantonale Vaudoise (a)	$926,668
	Biotechnology – 1.7%
59,751	Idorsia Ltd. (a) (b)	1,544,328
	Building Products – 4.4%
612	Belimo Holding AG (a)	3,900,317
	Capital Markets – 13.4%
273,020	Credit Suisse Group AG (a)	2,203,641
53,743	Julius Baer Group Ltd. (a)	1,800,254
3,024	Partners Group Holding AG (a)	2,070,430
292,677	UBS Group AG (a)	2,682,711
64,677	Vontobel Holding AG (a)	3,146,004
		11,903,040
	Chemicals – 7.5%
41,412	Clariant AG (a)	689,271
1,407	EMS-Chemie Holding AG (a)	877,509
590	Givaudan S.A. (a)	1,815,416
19,677	Sika AG (a)	3,231,216
		6,613,412
	Construction Materials – 3.4%
83,286	LafargeHolcim Ltd. (a)	3,039,399
	Diversified Financial Services – 0.8%
11,118	Pargesa Holding S.A. (a)	734,048
	Diversified Telecommunication Services – 6.4%
35,286	Sunrise Communications Group AG (a) (c) (d)	2,828,252
5,234	Swisscom AG (a)	2,802,707
		5,630,959
	Electric Utilities – 5.8%
62,641	BKW AG (a)	5,100,952
	Food Products – 3.1%
418	Barry Callebaut AG (a)	836,648
2,122	Emmi AG (a)	1,929,887
		2,766,535
	Health Care Equipment & Supplies – 3.9%
4,039	Sonova Holding AG (a)	720,212
3,763	Straumann Holding AG (a)	2,751,146
		3,471,358
	Insurance – 8.8%
15,335	Baloise Holding AG (a)	1,999,252
19,616	Helvetia Holding AG (a)	1,675,932
3,681	Swiss Life Holding AG (a)	1,235,513
16,457	Swiss Re AG (a)	1,267,171
4,506	Zurich Insurance Group AG (a)	1,582,988
		7,760,856
Shares	Description	Value

	Machinery – 6.4%
10,528	Bucher Industries AG (a)	$2,774,918
38,431	SFS Group AG (a)	2,873,271
		5,648,189
	Marine – 3.4%
21,924	Kuehne + Nagel International AG (a)	2,986,501
	Pharmaceuticals – 6.8%
19,469	Novartis AG (a)	1,606,170
2,848	Roche Holding AG (a)	916,321
25,317	Vifor Pharma AG (a)	3,463,565
		5,986,056
	Professional Services – 2.8%
50,921	DKSH Holding AG (a)	2,513,428
	Real Estate Management & Development – 4.6%
20,087	PSP Swiss Property AG (a)	2,511,863
15,986	Swiss Prime Site AG (a)	1,555,925
		4,067,788
	Specialty Retail – 1.6%
46,578	Dufry AG (a)	1,429,489
	Technology Hardware, Storage & Peripherals – 3.8%
78,069	Logitech International S.A. (a)	3,343,495
	Textiles, Apparel & Luxury Goods – 4.4%
11,760	Cie Financiere Richemont S.A. (a)	628,618
16,566	Swatch Group (The) AG (a)	3,253,537
		3,882,155
	Transportation Infrastructure – 3.2%
25,309	Flughafen Zurich AG (a)	2,831,386
	Total Investments – 97.2%	86,080,359
	(Cost $105,064,989) (e)
	Net Other Assets and Liabilities – 2.8%	2,450,716
	Net Assets – 100.0%	$88,531,075

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $86,080,359 or 97.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,539,194 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,523,824. The net unrealized depreciation was $18,984,630.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 86,080,359	$ —	$ 86,080,359	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	97.2%
Total Investments	97.2
Net Other Assets and Liabilities	2.8
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.8%
	Australia – 5.8%
10,039	Austal Ltd. (b)	$18,131
26,207	Bubs Australia Ltd. (b) (c)	9,359
4,353	Collins Foods Ltd. (b)	14,436
6,834	FlexiGroup Ltd. (b)	3,159
13,577	Genworth Mortgage Insurance Australia Ltd. (b)	18,449
1,355	IGO Ltd. (b)	3,481
2,001	IPH Ltd. (b)	8,785
1,282	JB Hi-Fi Ltd. (b)	22,073
1,441	Jumbo Interactive Ltd. (b)	8,372
1,361	Lovisa Holdings Ltd. (b)	4,111
22,060	Mount Gibson Iron Ltd. (b) (d)	8,959
4,143	Nanosonics Ltd. (b) (c)	14,215
15,843	New Hope Corp., Ltd. (b)	13,406
10,054	Orocobre Ltd. (b) (c)	12,783
15,630	Perenti Global Ltd. (b)	5,719
61,831	Perseus Mining Ltd. (b) (c)	35,139
20,359	PolyNovo Ltd. (b) (c)	20,274
940	Pro Medicus Ltd. (b)	11,110
3,985	Sandfire Resources Ltd. (b)	7,985
2,635	Super Retail Group Ltd. (b)	7,537
8,938	Viva Energy Group Ltd. (b) (e) (f)	6,872
5,622	Western Areas Ltd. (b)	6,670
13,942	Westgold Resources Ltd. (b) (c)	16,203
14,010	Whitehaven Coal Ltd. (b)	16,452
9,370	Zip Co., Ltd. (b) (c)	8,921
		302,601
	Austria – 0.5%
342	AT&S Austria Technologie & Systemtechnik AG (b)	4,954
1,020	S IMMO AG (b)	19,820
		24,774
	Belgium – 0.7%
1,022	Bekaert S.A. (b)	17,032
433	D’ieteren S.A./N.V. (b)	21,478
		38,510
	Bermuda – 2.8%
200,000	Agritrade Resources Ltd.	4,618
5,004	BW LPG Ltd. (b) (e) (f)	15,085
5,209	BW Offshore Ltd. (b) (c)	8,957
3,220	Frontline Ltd. (b)	31,892
8,314	Gulf Keystone Petroleum Ltd.	6,971
54,787	K Wah International Holdings Ltd. (b)	23,540
18,400	Kerry Logistics Network Ltd. (b)	22,678
4,800	Luk Fook Holdings International Ltd. (b)	9,622
9,280	Man Wah Holdings Ltd. (b)	5,030
13,600	Road King Infrastructure Ltd. (b)	20,425
		148,818
Shares	Description	Value

	Canada – 7.7%
851	Aecon Group, Inc.	$7,595
5,806	Alacer Gold Corp. (c)	18,730
389	Altus Group Ltd.	10,089
4,922	ARC Resources Ltd.	14,165
14,515	Birchcliff Energy Ltd.	8,045
133	Boyd Group Services, Inc.	13,845
932	Canadian Solar, Inc. (c)	14,828
234	Canadian Western Bank	3,221
253	Capital Power Corp.	4,881
82	Cargojet, Inc.	5,893
2,682	Cascades, Inc.	23,956
3,448	Centerra Gold, Inc. (c)	20,507
78	Colliers International Group, Inc.	3,731
5,872	Corus Entertainment, Inc., Class B	10,473
1,699	ECN Capital Corp.	4,539
2,673	Enerflex Ltd.	11,074
3,934	Enerplus Corp.	5,787
374	Equitable Group, Inc.	15,433
562	Exchange Income Corp.	7,088
2,578	First Majestic Silver Corp. (c)	15,974
522	goeasy Ltd.	13,498
1,506	Home Capital Group, Inc. (c)	17,186
902	Linamar Corp.	18,671
2,720	Martinrea International, Inc.	13,162
1,339	MEG Energy Corp. (c)	1,589
15,657	NuVista Energy Ltd. (c)	5,396
1,148	Parex Resources, Inc. (c)	9,707
11,625	Peyto Exploration & Development Corp.	12,308
166	Premium Brands Holdings Corp.	8,540
367	Russel Metals, Inc.	3,414
4,611	Seven Generations Energy Ltd., Class A (c)	5,079
404	SSR Mining, Inc. (c)	4,608
3,354	Stelco Holdings, Inc.	9,891
1,419	Torex Gold Resources, Inc. (c)	13,743
2,962	Tourmaline Oil Corp.	18,185
502	Transcontinental, Inc., Class A	4,455
704	Vermilion Energy, Inc.	2,161
3,902	Wesdome Gold Mines Ltd. (c)	20,490
1,688	Whitecap Resources, Inc.	1,403
		403,340
	Cayman Islands – 1.8%
19,200	IGG, Inc. (b)	11,363
54,400	Lee & Man Paper Manufacturing Ltd. (b)	32,629
248,000	Tongda Group Holdings Ltd. (b)	13,957
44,800	United Laboratories International Holdings (The) Ltd. (b)	35,766
		93,715
	Denmark – 0.1%
430	D/S Norden A/S (b)	4,795

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France – 1.4%
516	Coface S.A. (b)	$3,277
411	IPSOS (b)	8,528
635	Nexans S.A. (b)	18,892
246	Nexity S.A. (b)	7,572
283	Quadient (b)	4,968
878	SPIE S.A. (b)	8,831
1,336	Television Francaise 1 (b)	7,261
77	Virbac S.A. (b) (c)	13,527
		72,856
	Germany – 2.4%
574	AIXTRON SE (b) (c)	4,940
434	CANCOM SE (b)	18,244
4,045	Deutz AG (b)	14,714
172	Eckert & Ziegler Strahlen- und Medizintechnik AG (b)	26,714
633	Encavis AG (b)	6,331
204	JOST Werke AG (b) (e) (f)	4,919
966	Kloeckner & Co., SE (b)	3,519
758	RIB Software SE (b)	23,747
1,398	Salzgitter AG (b)	16,447
77	Siltronic AG (b)	5,570
		125,145
	Greece – 0.7%
3,231	FF Group (b) (c) (d) (g)	8,552
5,778	National Bank of Greece S.A. (b) (c)	7,623
8,567	Public Power Corp., S.A. (b) (c)	21,029
		37,204
	Guernsey – 0.2%
1,733	Burford Capital Ltd. (b)	8,895
	Hong Kong – 0.6%
1,600	Dah Sing Financial Holdings Ltd. (b)	4,519
73,600	Shun Tak Holdings Ltd. (b)	24,883
		29,402
	Israel – 2.7%
26,956	Enlight Renewable Energy Ltd. (b) (c)	26,873
2,705	Harel Insurance Investments & Financial Services Ltd. (b)	14,640
576	Hilan Ltd. (b)	17,944
1,380	Matrix IT Ltd. (b)	22,443
2,779	Phoenix Holdings (The) Ltd. (b)	13,248
311	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (b)	17,164
7,663	Shikun & Binui Ltd. (b)	26,987
807	Shufersal Ltd. (b)	4,567
		143,866
Shares	Description	Value

	Italy – 0.6%
550	ASTM S.p.A. (b)	$9,631
1,385	Falck Renewables S.p.A. (b)	7,157
3,159	OVS S.p.A. (b) (c) (e) (f)	2,711
7,930	Piaggio & C S.p.A (b)	14,011
		33,510
	Japan – 44.1%
1,400	ADEKA Corp. (b)	17,431
300	Akatsuki, Inc. (b)	10,009
400	Alpen Co., Ltd. (b)	5,929
400	Amano Corp. (b)	8,789
300	Asahi Holdings, Inc. (b)	6,290
500	BayCurrent Consulting, Inc. (b)	23,432
1,800	Belluna Co., Ltd. (b)	7,985
3,400	Bunka Shutter Co., Ltd. (b)	24,755
200	Central Security Patrols Co., Ltd. (b)	7,189
900	Cosmo Energy Holdings Co., Ltd. (b)	12,561
2,200	Create Restaurants Holdings, Inc. (b)	12,876
2,100	Daicel Corp. (b)	15,278
600	Daido Steel Co., Ltd. (b)	19,241
1,000	Dai-ichi Seiko Co., Ltd. (b)	17,733
4,000	Daikyonishikawa Corp. (b)	18,246
200	Daishi Hokuetsu Financial Group, Inc. (b)	4,346
400	Daiwabo Holdings Co., Ltd. (b)	19,131
200	Dip Corp. (b)	3,212
2,600	Eagle Industry Co., Ltd. (b)	16,160
2,500	eRex Co., Ltd. (b)	28,375
300	ESPEC Corp. (b)	4,536
1,200	Exedy Corp. (b)	17,661
1,200	FCC Co., Ltd. (b)	17,423
600	Financial Products Group Co., Ltd. (b)	3,029
1,200	Fuji Corp. (b)	18,175
900	Fuji Media Holdings, Inc. (b)	8,939
700	Furukawa Electric Co., Ltd. (b)	12,613
4,200	Futaba Industrial Co., Ltd. (b)	17,588
2,500	Geo Holdings Corp. (b)	30,265
1,300	GNI Group Ltd. (b) (c)	15,349
1,200	Goldcrest Co., Ltd. (b)	18,037
300	GS Yuasa Corp. (b)	4,015
1,900	G-Tekt Corp. (b)	19,330
2,300	Hokuetsu Corp. (b)	8,588
900	Honeys Holdings Co., Ltd. (b)	9,021
1,100	Hosiden Corp. (b)	7,638
4,400	Ichigo, Inc. (b)	10,166
6,600	IDOM, Inc. (b)	23,970
1,000	Inabata & Co., Ltd. (b)	10,852
480	Infocom Corp. (b)	10,967
700	Insource Co., Ltd. (b)	15,640
1,000	Internet Initiative Japan, Inc. (b)	32,824
800	IR Japan Holdings Ltd. (b)	42,794
800	Itochu Enex Co., Ltd. (b)	6,217

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
600	Jaccs Co., Ltd. (b)	$10,175
800	Japan Aviation Electronics Industry Ltd. (b)	9,573
1,200	Japan Petroleum Exploration Co., Ltd. (b)	19,666
1,300	Japan Wool Textile (The) Co., Ltd. (b)	11,246
200	JCR Pharmaceuticals Co., Ltd. (b)	17,335
6,000	JDC Corp. (b)	29,298
400	JSP Corp. (b)	5,184
600	Justsystems Corp. (b)	27,263
2,000	JVC Kenwood Corp. (b)	3,595
800	Kadokawa Corp. (b)	10,040
1,000	Kaga Electronics Co., Ltd. (b)	15,652
700	Kanamoto Co., Ltd. (b)	13,545
400	Kaneka Corp. (b)	9,533
3,100	Kanto Denka Kogyo Co., Ltd. (b)	22,067
800	Katitas Co., Ltd. (b)	12,772
1,600	Keihin Corp. (b)	37,430
1,800	Kitanotatsujin Corp. (b)	8,742
2,200	Kobe Steel Ltd. (b) (c)	6,767
800	Kohnan Shoji Co., Ltd. (b)	16,202
600	Komeri Co., Ltd. (b)	10,716
300	Kotobuki Spirits Co., Ltd. (b)	13,474
300	Krosaki Harima Corp. (b)	11,299
500	K’s Holdings Corp. (b)	4,725
1,400	Kumiai Chemical Industry Co., Ltd. (b)	10,774
400	Kureha Corp. (b)	16,219
1,200	Kyoei Steel Ltd. (b)	13,784
700	Kyowa Exeo Corp. (b)	15,523
1,800	LIFULL Co., Ltd. (b)	5,049
1,200	LIXIL VIVA Corp. (b)	20,363
1,300	Maeda Corp. (b)	9,548
400	Makino Milling Machine Co., Ltd. (b)	10,472
900	Maruwa Unyu Kikan Co., Ltd. (b)	20,280
800	Media Do Holdings Co., Ltd. (b)	22,430
700	Meidensha Corp. (b)	10,426
500	METAWATER Co., Ltd. (b)	17,825
1,100	Mimasu Semiconductor Industry Co., Ltd. (b)	17,843
1,500	Mirait Holdings Corp. (b)	18,623
1,800	Mitsubishi Gas Chemical Co., Inc. (b)	19,424
1,500	Mitsui High-Tec, Inc. (b)	15,562
200	Mitsui OSK Lines Ltd. (b)	3,206
600	Mitsui Sugar Co., Ltd. (b)	11,536
600	Mixi, Inc. (b)	8,725
500	Musashi Seimitsu Industry Co., Ltd. (b)	3,824
Shares	Description	Value

	Japan (Continued)
200	NEC Networks & System Integration Corp. (b)	$8,107
2,200	Nextage Co., Ltd. (b)	14,316
300	Nichias Corp. (b)	5,567
1,800	NichiiGakkan Co., Ltd. (b)	17,157
300	Nikkon Holdings Co., Ltd. (b)	5,849
600	Nippo Corp. (b)	13,175
800	Nippon Carbon Co., Ltd. (b)	23,691
13,100	Nippon Light Metal Holdings Co., Ltd. (b)	20,396
200	Nippon Shokubai Co., Ltd. (b)	9,129
900	Nishimatsu Construction Co., Ltd. (b)	17,183
900	Nishio Rent All Co., Ltd. (b)	18,806
1,900	Nissin Electric Co., Ltd. (b)	16,155
400	Nissin Kogyo Co., Ltd. (b)	8,158
200	Nitta Corp. (b)	3,880
200	Nitto Boseki Co., Ltd. (b)	8,766
700	Nojima Corp. (b)	11,507
800	Noritake Co., Ltd. (b)	25,263
1,300	Oki Electric Industry Co., Ltd. (b)	12,152
1,200	Open House Co., Ltd. (b)	24,693
800	Optorun Co., Ltd. (b)	18,836
700	Organo Corp. (b)	35,401
800	Pacific Industrial Co., Ltd. (b)	6,922
2,100	Penta-Ocean Construction Co., Ltd. (b)	10,995
1,000	Piolax, Inc. (b)	13,934
7,000	Press Kogyo Co., Ltd. (b)	15,588
700	Prestige International, Inc. (b)	5,342
1,500	Rakus Co., Ltd. (b)	22,225
500	Relia, Inc. (b)	4,841
400	Round One Corp. (b)	2,080
1,000	Ryobi Ltd. (b)	12,193
1,000	Ryoyo Electro Corp. (b)	19,041
700	Saizeriya Co., Ltd. (b)	13,207
700	SAMTY Co., Ltd. (b)	7,757
100	SanBio Co., Ltd. (b) (c)	1,070
1,500	Sanki Engineering Co., Ltd. (b)	16,793
400	Sanyo Special Steel Co., Ltd. (b)	3,574
200	Sapporo Holdings Ltd. (b)	3,678
200	SCREEN Holdings Co., Ltd. (b)	7,320
500	Seiren Co., Ltd. (b)	5,989
600	Shikoku Electric Power Co., Inc. (b)	4,733
2,500	Shin-Etsu Polymer Co., Ltd. (b)	19,478
2,100	Shizuoka Gas Co., Ltd. (b)	16,963
2,000	Showa Corp. (b)	41,692
2,900	SKY Perfect JSAT Holdings, Inc. (b)	10,368
500	Starts Corp, Inc. (b)	9,265
400	Sumitomo Forestry Co., Ltd. (b)	5,107
3,300	Sumitomo Mitsui Construction Co., Ltd. (b)	14,510

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
2,400	Sun Frontier Fudousan Co., Ltd. (b)	$18,159
7,500	Takara Leben Co., Ltd. (b)	24,127
1,100	Takeuchi Manufacturing Co., Ltd. (b)	13,563
2,200	Tamura Corp. (b)	7,987
200	TKP Corp. (b) (c)	2,289
2,000	Toda Corp. (b)	11,543
800	Toho Titanium Co., Ltd. (b)	4,770
2,900	Tokai Carbon Co., Ltd. (b)	23,777
1,400	Tokai Rika Co., Ltd. (b)	17,308
1,000	Tokuyama Corp. (b)	19,182
400	Tokyo Seimitsu Co., Ltd. (b)	11,259
2,300	Tokyo Steel Manufacturing Co., Ltd. (b)	14,369
400	Tokyo Tatemono Co., Ltd. (b)	4,237
3,100	Tokyu Construction Co., Ltd. (b)	16,281
1,900	Topre Corp. (b)	20,979
1,000	Topy Industries Ltd. (b)	12,667
2,000	Toridoll Holdings Corp. (b)	21,342
1,100	Torii Pharmaceutical Co., Ltd. (b)	27,543
500	Tosei Corp. (b)	4,296
300	Towa Pharmaceutical Co., Ltd. (b)	6,271
2,700	Toyo Construction Co., Ltd. (b)	10,837
500	Toyo Tanso Co., Ltd. (b)	6,432
1,500	TPR Co., Ltd. (b)	15,941
500	Transcosmos, Inc. (b)	8,843
800	TS Tech Co., Ltd. (b)	18,795
400	Tsubakimoto Chain Co. (b)	9,035
1,200	Ube Industries Ltd. (b)	18,306
1,900	Unipres Corp. (b)	16,877
100	UUUM, Inc. (b) (c)	1,896
200	V Technology Co., Ltd. (b)	5,732
1,000	World Co., Ltd. (b)	13,890
700	Yamato Kogyo Co., Ltd. (b)	11,989
400	Yellow Hat Ltd. (b)	5,545
200	Yondoshi Holdings, Inc. (b)	3,596
1,000	Yoshinoya Holdings Co., Ltd. (b)	19,284
		2,304,139
	Luxembourg – 0.6%
712	ADO Properties S.A. (b) (e) (f)	16,068
482	APERAM S.A. (b)	10,194
159	Corestate Capital Holding S.A. (b)	4,646
		30,908
	Netherlands – 0.5%
628	Arcadis N.V. (b)	10,105
17,404	Pharming Group N.V. (b) (c)	18,483
1,590	SRH N.V. (b) (c) (d) (g)	0
		28,588
Shares	Description	Value

	Norway – 0.8%
20,310	DNO ASA (b)	$5,597
9,628	Elkem ASA (b) (e) (f)	12,134
1,823	Scatec Solar ASA (b) (e) (f)	22,850
		40,581
	Portugal – 0.1%
6,292	Sonae SGPS S.A. (b)	4,078
	Singapore – 0.7%
42,300	Yangzijiang Shipbuilding Holdings Ltd. (b)	24,544
13,900	Yanlord Land Group Ltd. (b)	9,593
		34,137
	South Korea – 11.4%
219	AfreecaTV Co., Ltd. (b)	9,353
2,735	Asiana Airlines, Inc. (b) (c)	7,439
78	Chongkundang Holdings Corp. (b)	6,689
3,239	Daeduck Electronics Co. (b)	19,149
202	Daelim Industrial Co., Ltd. (b)	12,112
1,746	DB HiTek Co., Ltd. (b)	30,501
945	DGB Financial Group, Inc. (b)	3,541
2,105	Dongjin Semichem Co., Ltd. (b)	22,676
2,232	Doosan Infracore Co., Ltd. (b) (c)	5,694
125	E-MART, Inc. (b)	10,844
145	F&F Co., Ltd. (b)	10,891
639	GS Engineering & Construction Corp. (b)	10,617
46	GS Home Shopping, Inc. (b)	3,983
722	Handsome Co., Ltd. (b)	11,472
834	Hanwha Aerospace Co., Ltd. (b) (c)	13,950
2,725	HDC Holdings Co., Ltd. (b)	16,418
1,149	HDC Hyundai Development Co-Engineering & Construction (b)	14,608
1,034	Hite Jinro Co., Ltd. (b)	22,567
419	Hyosung Corp. (b)	20,882
270	Hyundai Department Store Co., Ltd. (b)	12,983
384	Hyundai Home Shopping Network Corp. (b)	18,218
414	Hyundai Wia Corp. (b)	8,994
234	IS Dongseo Co., Ltd. (b)	4,285
1,253	JB Financial Group Co., Ltd. (b)	4,584
482	KMW Co., Ltd. (b) (c)	19,541
355	Korea Gas Corp. (b)	6,216
954	Korea Line Corp. (b) (c)	10,313
276	Korea Petrochemical Ind. Co., Ltd. (b)	19,634
7,267	Kuk-il Paper Manufacturing Co., Ltd. (b) (c)	30,542
491	Kumho Petrochemical Co., Ltd. (b)	25,920

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
1,392	LF Corp. (b)	$12,215
1,640	LG International Corp. (b)	12,238
771	LOTTE Fine Chemical Co., Ltd. (b)	19,486
593	LS Corp. (b)	13,935
777	Mando Corp. (b)	13,073
369	Posco International Corp. (b)	3,417
858	RFHIC Corp. (b)	27,188
647	S&T Motiv Co., Ltd. (b)	14,597
133	Shinsegae, Inc. (b)	23,584
478	Soulbrain Co., Ltd. (b)	24,509
1,586	Taeyoung Engineering & Construction Co., Ltd. (b)	14,753
		593,611
	Spain – 0.7%
686	Acerinox S.A. (b)	4,617
129	Construcciones y Auxiliar de Ferrocarriles S.A. (b)	4,041
3,083	Ence Energia y Celulosa S.A. (b)	8,419
2,297	Faes Farma S.A. (b)	8,842
533	Let’s GOWEX S.A. (b) (c) (d) (g) (h)	0
6,868	Sacyr S.A. (b)	10,397
		36,316
	Sweden – 2.8%
515	Beijer Ref AB (b)	9,248
3,630	Betsson AB (b) (c)	14,262
2,002	Bure Equity AB (b)	31,106
454	Cellavision AB (b)	11,151
1,221	Clas Ohlson AB, Class B (b)	8,880
230	JM AB (b)	3,964
12,557	Klovern AB, B Shares (b)	18,545
166	Loomis AB, B Shares (b)	3,360
697	Mekonomen AB (b) (c)	3,114
352	NCC AB, Class B (b)	4,601
937	Nobina AB (b) (e) (f)	5,063
659	Peab AB, Class B (b)	4,719
8,422	SSAB AB, Class A (b)	19,098
721	Wihlborgs Fastigheter AB (b)	9,972
		147,083
	Switzerland – 0.5%
123	ALSO Holding AG (b)	19,332
130	Landis+Gyr Group AG (b)	8,895
		28,227
	United Kingdom – 5.6%
736	Computacenter PLC (b)	13,049
1,256	Crest Nicholson Holdings PLC (b)	2,712
2,333	CVS Group PLC	23,907
1,676	Daily Mail & General Trust PLC, Class A (b)	13,957
2,601	Dart Group PLC (b)	17,558
Shares	Description	Value

	United Kingdom (Continued)
74,641	EnQuest PLC (b) (c)	$7,054
15,259	Ferrexpo PLC (b)	21,894
17,308	Firstgroup PLC (b) (c)	10,656
1,941	Future PLC (b)	24,104
709	Go-Ahead Group (The) PLC (b)	7,180
11,186	Halfords Group PLC (b)	9,677
3,115	Hunting PLC (b)	6,641
29,429	Indivior PLC (c)	16,650
614	J D Wetherspoon PLC (b)	6,710
3,295	KAZ Minerals PLC (b)	14,289
11,562	Marston’s PLC (b)	5,849
4,971	Mitchells & Butlers PLC (b) (c)	11,117
9,144	Pets at Home Group PLC (b)	29,033
12,214	Premier Oil PLC (b) (c)	2,521
1,540	Redrow PLC (b)	6,827
4,497	Royal Mail PLC (b)	6,932
3,320	Sole Realisation Co., PLC (b) (c) (d) (g)	0
7,190	Spirent Communications PLC (b)	18,237
706	Ultra Electronics Holdings PLC (b)	17,467
		294,021
	Total Common Stocks	5,009,120
	(Cost $7,144,603)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.0%
	Canada – 0.3%
242	Granite Real Estate Investment Trust	9,996
270	Northview Apartment Real Estate Investment Trust	6,281
		16,277
	Germany – 0.5%
1,709	alstria Office REIT-AG (b)	24,526
	Ireland – 0.3%
10,979	Hibernia REIT PLC (b)	12,666
	Japan – 1.2%
4	LaSalle Logiport REIT (b)	5,422
21	MCUBS MidCity Investment Corp. (b)	14,881
7	Mitsubishi Estate Logistics REIT Investment Corp. (b)	23,071
15	Samty Residential Investment Corp. (b)	11,781
6	Tokyu REIT, Inc. (b)	7,890
		63,045
	Singapore – 0.6%
12,800	Keppel DC REIT (b)	20,543
18,500	Mapletree North Asia Commercial Trust (b) (e)	10,411
		30,954

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	United Kingdom – 0.1%
6,675	Assura PLC (b)	$6,919
	Total Real Estate Investment Trusts	154,387
	(Cost $179,167)
	Total Investments – 98.8%	5,163,507
	(Cost $7,323,770) (i)
	Net Other Assets and Liabilities – 1.2%	64,913
	Net Assets – 100.0%	$5,228,420

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $4,691,744 or 89.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	This issuer has filed for protection in bankruptcy court.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $186,331 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,346,594. The net unrealized depreciation was $2,160,263.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 148,818	$ 11,589	$ 137,229	$ —
Canada	403,340	403,340	—	—
Greece	37,204	—	28,652	8,552
Netherlands	28,588	—	28,588	—**
Spain	36,316	—	36,316	—**
United Kingdom	294,021	40,557	253,464	—**
Other Country Categories*	4,060,833	—	4,060,833	—
Real Estate Investment Trusts:
Canada	16,277	16,277	—	—
Other Country Categories*	138,110	—	138,110	—
Total Investments	$ 5,163,507	$ 471,763	$ 4,683,192	$ 8,552

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	21.4%
Consumer Discretionary	19.6
Materials	17.1
Information Technology	10.9
Real Estate	8.2
Health Care	5.7
Energy	5.0
Financials	3.7
Communication Services	3.4
Utilities	2.8
Consumer Staples	2.2
Total	100.0%

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Japanese Yen	45.8%
South Korean Won	11.5
Euro	9.1
Canadian Dollar	7.8
British Pound Sterling	6.1
Australian Dollar	5.9
Hong Kong Dollar	4.0
Swedish Krona	2.9
Israeli Shekel	2.8
Norwegian Krone	1.9
Singapore Dollar	1.3
Swiss Franc	0.5
United States Dollar	0.3
Danish Krone	0.1
Total	100.0%

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.3%
	Bermuda – 2.1%
3,966,212	China Oriental Group Co., Ltd. (b)	$1,008,338
7,411,627	Gemdale Properties & Investment Corp., Ltd. (b)	1,216,060
635,046	Yuexiu Transport Infrastructure Ltd. (b)	384,322
		2,608,720
	Brazil – 11.9%
42,834	Alupar Investimento S.A.	185,479
75,177	BR Malls Participacoes S.A.	144,390
137,298	Bradespar S.A. (Preference Shares)	770,503
483,607	Camil Alimentos S.A.	725,024
256,398	Cia de Locacao das Americas	517,622
395,112	Cia de Saneamento do Parana (Preference Shares)	365,753
175,856	Construtora Tenda S.A.	697,860
155,271	Cosan Logistica S.A. (c)	499,631
180,174	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	489,956
438,576	Direcional Engenharia S.A.	707,313
85,632	Duratex S.A.	154,088
230,487	EcoRodovias Infraestrutura e Logistica S.A. (c)	419,180
110,540	EDP - Energias do Brasil S.A.	346,335
195,362	Enauta Participacoes S.A.	344,020
35,318	Eneva S.A. (c)	236,196
515,849	Even Construtora e Incorporadora S.A.	606,578
41,003	Fleury S.A.	159,716
100,613	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (c)	220,159
106,255	Guararapes Confeccoes S.A.	223,099
112,962	Iochpe-Maxion S.A.	239,572
315,824	JSL S.A.	787,114
491,504	Marfrig Global Foods S.A. (c)	837,130
456,120	Marisa Lojas S.A. (c)	403,794
346,648	Metalurgica Gerdau S.A. (Preference Shares)	310,216
158,142	Mills Estruturas e Servicos de Engenharia S.A. (c)	117,478
331,957	Minerva S.A. (c)	507,892
281,369	Movida Participacoes S.A.	438,074
37,557	Qualicorp Consultoria e Corretora de Seguros S.A.	170,579
338,880	Randon SA Implementos e Participacoes (Preference Shares)	355,439
510,178	Santos Brasil Participacoes S.A.	439,868
60,552	SLC Agricola S.A.	264,531
69,218	Tegma Gestao Logistica S.A.	275,614
37,616	Transmissora Alianca de Energia Eletrica S.A.	186,990
Shares	Description	Value

	Brazil (Continued)
181,050	Tupy S.A.	$457,146
547,111	Via Varejo S.A. (c)	555,945
273,555	Vulcabras Azaleia S.A. (c)	214,270
60,051	YDUQS Part	256,217
		14,630,771
	Cayman Islands – 15.3%
1,138,184	Asia Cement China Holdings Corp. (b)	1,140,532
1,158,275	China Lesso Group Holdings Ltd. (b)	1,499,500
11,550	China Metal Recycling Holdings Ltd. (c) (d) (e) (f)	0
1,190,249	China SCE Group Holdings Ltd. (b)	525,293
2,852,843	China ZhengTong Auto Services Holdings Ltd. (b)	452,007
2,694,899	China Zhongwang Holdings Ltd. (b)	703,893
2,928,214	Dongyue Group Ltd. (b)	1,156,575
4,477,360	FIH Mobile Ltd. (b) (c) (g)	496,326
181,994	Fulgent Sun International Holding Co., Ltd. (b)	502,422
6,822,974	GCL-Poly Energy Holdings Ltd. (b) (c)	215,197
154,417	General Interface Solution Holding Ltd. (b)	401,799
557,268	Greentown Service Group Co., Ltd. (b) (h)	670,362
1,063,906	Kasen International Holdings Ltd. (b) (c) (g)	212,834
310,735	Kingboard Holdings Ltd. (b)	720,356
608,195	Kingboard Laminates Holdings Ltd. (b)	556,498
1,251,457	KWG Group Holdings Ltd. (b)	1,753,520
5,319,499	Lonking Holdings Ltd. (b)	1,572,941
1,328,512	Nexteer Automotive Group Ltd. (b)	659,039
1,943,694	Powerlong Real Estate Holdings Ltd. (b)	1,131,758
1,271,300	Q Technology Group Co., Ltd. (b) (c) (h)	1,386,465
638,023	Sany Heavy Equipment International Holdings Co., Ltd. (b)	336,612
1,557,645	Tianneng Power International Ltd. (b)	1,151,115
433,011	TPK Holding Co., Ltd. (b) (c)	493,127
806,843	Wisdom Marine Lines Co., Ltd. (b)	576,401
1,378,058	Yuzhou Properties Co., Ltd. (b)	580,515
		18,895,087
	Chile – 0.1%
146,808	Engie Energia Chile S.A. (b)	161,398

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China – 2.6%
3,998,157	China Suntien Green Energy Corp., Ltd., Class H (b)	$692,243
1,134,443	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	735,284
2,914,395	Maanshan Iron & Steel Co., Ltd., Class H (b) (g)	906,936
840,805	Shenzhen Expressway Co., Ltd., Class H (b)	850,070
		3,184,533
	Egypt – 1.1%
315,930	ElSewedy Electric Co. (b)	158,451
1,764,098	Telecom Egypt Co.	1,176,812
		1,335,263
	Hong Kong – 5.2%
469,039	China Everbright Ltd. (b)	687,530
1,811,127	China Overseas Grand Oceans Group Ltd. (b)	1,046,305
3,955,332	China Power International Development Ltd. (b)	731,913
9,242,871	China South City Holdings Ltd. (b)	886,043
5,284,063	China Travel International Investment Hong Kong Ltd. (b)	654,509
753,719	CITIC Telecom International Holdings Ltd. (b)	248,698
3,936,092	Poly Property Group Co., Ltd. (b)	1,321,331
442,033	Shanghai Industrial Holdings Ltd. (b)	662,099
808,203	Sino-Ocean Group Holding Ltd. (b)	204,657
		6,443,085
	India – 0.2%
441,805	SpiceJet Ltd. (b) (c)	215,266
	Indonesia – 3.5%
15,083,019	Adaro Energy Tbk PT (b)	901,248
11,973,596	Aneka Tambang Tbk (b)	328,488
6,887,467	Bukit Asam Tbk PT (b)	910,355
2,799,582	Bumi Serpong Damai Tbk PT (b) (c)	113,954
2,403,965	Indah Kiat Pulp & Paper Corp. Tbk PT (b)	586,999
1,569,120	Indo Tambangraya Megah Tbk PT (b)	769,529
9,452,839	Media Nusantara Citra Tbk PT (b)	522,279
1,131,226	XL Axiata Tbk PT (b) (c)	137,878
		4,270,730
	Jersey – 1.0%
8,395,315	West China Cement Ltd. (b)	1,290,895
Shares	Description	Value

	Malaysia – 1.5%
1,237,400	AirAsia Group Bhd (b)	$225,769
1,378,500	DRB-Hicom Bhd (b)	420,144
1,226,100	Pentamaster Corp., Bhd (b) (i)	1,047,318
538,190	Serba Dinamik Holdings Bhd (b)	186,397
		1,879,628
	Mexico – 1.6%
178,582	Corp Inmobiliaria Vesta S.A.B. de CV	206,567
340,558	Megacable Holdings S.A.B. de C.V.	927,823
305,421	Qualitas Controladora S.A.B. de C.V.	780,724
		1,915,114
	Philippines – 1.1%
2,607,200	Alliance Global Group, Inc. (b) (c)	356,857
1,720,500	DMCI Holdings, Inc. (b)	127,307
1,732,800	First Gen Corp. (b)	560,512
144,610	Security Bank Corp. (b)	303,545
		1,348,221
	Poland – 1.3%
252,321	Jastrzebska Spolka Weglowa S.A. (b) (g)	742,541
198,934	Orange Polska S.A. (b) (c)	283,947
2,131,436	Tauron Polska Energia S.A. (b) (c)	571,668
		1,598,156
	Russia – 1.2%
344,787	Aeroflot PJSC (b)	294,518
7,014,023	Sistema PJSFC (b)	1,141,089
		1,435,607
	South Africa – 4.0%
88,606	African Rainbow Minerals Ltd. (b)	490,924
113,110	Astral Foods Ltd. (b)	1,208,926
36,196	Barloworld Ltd. (b)	131,507
373,478	DataTec Ltd. (b)	585,354
480,001	Harmony Gold Mining Co., Ltd. (b) (c)	1,034,506
60,401	Motus Holdings Ltd. (b)	92,233
200,039	Northam Platinum Ltd. (b) (c)	763,227
442,802	Sappi Ltd. (b)	523,303
117,773	Telkom S.A. SOC Ltd. (b)	134,053
		4,964,033
	Taiwan – 25.1%
197,393	Accton Technology Corp. (b)	1,056,169
343,336	Alpha Networks, Inc. (b)	187,580
267,759	Arcadyan Technology Corp. (b)	597,995
424,652	Asia Vital Components Co., Ltd. (b)	420,675

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
2,053,034	AU Optronics Corp. (b)	$427,860
441,501	Career Technology MFG. Co., Ltd. (b)	338,520
136,754	Chaun-Choung Technology Corp. (b)	1,041,747
463,705	Cheng Uei Precision Industry Co., Ltd. (b)	443,309
353,102	Chicony Electronics Co., Ltd. (b)	881,603
385,130	Chilisin Electronics Corp. (b)	1,019,137
1,615,299	China Petrochemical Development Corp. (b)	387,898
767,203	ChipMOS Technologies, Inc. (b)	671,115
2,485,142	Chung Hung Steel Corp. (b)	542,390
696,553	Compeq Manufacturing Co., Ltd. (b)	710,771
64,292	Elite Material Co., Ltd. (b)	223,588
1,250,173	Evergreen Marine Corp. Taiwan Ltd. (b) (c)	380,497
337,589	Far Eastern Department Stores Ltd. (b)	241,035
716,130	Formosa Taffeta Co., Ltd. (b)	724,458
2,228,848	Grand Pacific Petrochemical (b) (c)	942,377
989,990	Hannstar Board Corp. (b)	1,073,975
265,407	Holy Stone Enterprise Co., Ltd. (b)	776,181
2,444,978	Innolux Corp. (b)	421,404
108,669	ITEQ Corp. (b)	479,350
499,283	Johnson Health Tech Co., Ltd.	826,479
1,175,725	Kindom Development Co., Ltd. (b)	884,570
463,039	King Yuan Electronics Co., Ltd. (b)	459,736
29,775	Lotes Co., Ltd. (b)	268,176
478,367	Nan Ya Printed Circuit Board Corp. (b)	865,307
273,045	Primax Electronics Ltd. (b)	345,862
762,971	Qisda Corp. (b)	372,505
272,351	Radiant Opto-Electronics Corp. (b)	704,769
181,377	Rexon Industrial Corp., Ltd. (b)	250,658
972,100	Ruentex Development Co., Ltd. (b)	1,224,009
603,024	Ruentex Industries Ltd. (b)	1,381,587
102,133	Sercomm Corp. (b)	211,801
245,845	Sigurd Microelectronics Corp. (b)	249,997
133,918	Sinbon Electronics Co., Ltd. (b)	551,282
193,838	Sitronix Technology Corp. (b)	750,218
548,872	Taiwan Surface Mounting Technology Corp. (b)	1,239,876
337,946	Topco Scientific Co., Ltd. (b)	1,002,645
924,220	Unimicron Technology Corp. (b)	970,010
1,141,219	Unitech Printed Circuit Board Corp. (b)	727,130
Shares	Description	Value

	Taiwan (Continued)
245,242	United Integrated Services Co., Ltd. (b)	$1,333,341
1,669,329	Walsin Lihwa Corp. (b)	602,835
138,714	Walsin Technology Corp. (b)	732,848
442,103	Wan Hai Lines Ltd. (b)	199,733
639,984	Wei Chuan Foods Corp. (b)	420,314
72,361	Yulon Finance Corp. (b)	206,079
410,609	Yulon Motor Co., Ltd. (b)	198,013
		30,969,414
	Thailand – 3.6%
3,726,600	AP Thailand PCL	431,510
710,600	Banpu PCL	114,761
687,300	Com7 PCL, Class F	326,712
471,100	JMT Network Services PCL, Class F	188,052
1,075,000	Origin Property PCL, Class F	115,960
975,000	Plan B Media PCL, Class F	87,941
2,008,400	Pruksa Holding PCL	566,091
1,784,000	PTG Energy PCL	527,304
3,176,100	Quality Houses PCL	180,012
10	Siam Global House PCL	3
1,863,300	Supalai PCL	845,987
1,589,600	Tipco Asphalt PCL	833,126
1,754,200	TPI Polene Power PCL	163,567
		4,381,026
	Turkey – 14.9%
399,481	AG Anadolu Grubu Holding A.S. (b)	839,409
2,488,731	Anadolu Cam Sanayii A.S. (b)	1,169,437
282,996	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (b)	733,255
243,906	Arcelik A.S. (b) (c)	496,832
91,923	Coca-Cola Icecek AS (b)	487,883
5,058,793	Dogan Sirketler Grubu Holding A.S. (b)	1,165,999
1,244,365	Enerjisa Enerji A.S. (h) (j)	1,275,741
3,470,831	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	997,177
71,009	Koza Altin Isletmeleri A.S. (b) (c)	655,150
838,565	Koza Anadolu Metal Madencilik Isletmeleri A.S. (b) (c)	1,150,658
372,830	Migros Ticaret A.S. (b) (c)	1,273,349
127,512	Pegasus Hava Tasimaciligi A.S. (b) (c)	654,978
1,309,637	Soda Sanayii A.S.	1,009,965
140,726	Sok Marketler Ticaret A.S. (b) (c)	197,944
196,778	TAV Havalimanlari Holding A.S. (b)	490,406
404,386	Tekfen Holding A.S.	776,578
2,606,045	Trakya Cam Sanayii A.S.	1,130,964
500,159	Turk Hava Yollari AO (b) (c)	683,536
707,923	Turkiye Halk Bankasi A.S. (c)	537,372

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
6,517,855	Turkiye Sinai Kalkinma Bankasi A.S. (c)	$926,441
1,657,378	Turkiye Sise ve Cam Fabrikalari A.S.	1,037,545
597,680	Turkiye Vakiflar Bankasi TAO, Class D (b) (c)	417,346
78,778	Ulker Biskuvi Sanayi A.S.	234,074
		18,342,039
	Total Common Stocks	119,868,986
	(Cost $165,962,687)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.4%
	South Africa – 0.4%
256,593	Resilient REIT Ltd.	459,086
	(Cost $1,127,046)
WARRANTS (a) – 0.0%
	Malaysia – 0.0%
40	Serba Dinamik Holdings Bhd, expiring 12/5/24 (c) (e)	2
	(Cost $0)
MONEY MARKET FUNDS – 1.2%
1,557,353	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.46% (k) (l)	1,557,353
	(Cost $1,557,353)
	Total Investments – 98.9%	121,885,427
	(Cost $168,647,086) (m)
	Net Other Assets and Liabilities – 1.1%	1,322,749
	Net Assets – 100.0%	$123,208,176

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $89,839,408 or 72.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,421,605 and the total value of the collateral held by the Fund is $1,557,353.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period January 1, 2020 through March 31, 2020.
(j)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(k)	Rate shown reflects yield as of March 31, 2020.
(l)	This security serves as collateral for securities on loan.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,632,419 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $49,394,078. The net unrealized depreciation was $46,761,659.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 14,630,771	$ 14,630,771	$ —	$ —
Cayman Islands	18,895,087	—	18,895,087	—**
Egypt	1,335,263	1,176,812	158,451	—
Mexico	1,915,114	1,915,114	—	—
Turkey	18,342,039	7,925,857	10,416,182	—
Other Country Categories*	64,750,712	—	64,750,712	—
Real Estate Investment Trusts*	459,086	459,086	—	—
Warrants*	2	2	—	—
Money Market Funds	1,557,353	1,557,353	—	—
Total Investments	$ 121,885,427	$ 27,664,995	$ 94,220,432	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks that are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Information Technology	19.7%
Industrials	19.2
Materials	16.3
Consumer Discretionary	12.3
Real Estate	11.5
Consumer Staples	5.7
Utilities	4.0
Communication Services	3.9
Energy	3.9
Financials	3.2
Health Care	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	27.0%
Hong Kong Dollar	24.4
Turkish Lira	15.0
Brazilian Real	12.0
South African Rand	4.5
Thai Baht	3.6
Indonesian Rupiah	3.5
United States Dollar	1.9
Mexican Peso	1.6
Malaysian Ringgit	1.5
Polish Zloty	1.3
Russian Ruble	1.2
Philippine Peso	1.1
Egyptian Pound	1.1
Indian Rupee	0.2
Chilean Peso	0.1
Total	100.0%

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.1%
	Austria – 2.9%
5,628	CA Immobilien Anlagen AG (b)	$191,922
10,753	IMMOFINANZ AG (b)	194,716
5,581	OMV AG (b)	152,734
8,606	Raiffeisen Bank International AG (b)	123,791
17,378	voestalpine AG (b)	350,629
		1,013,792
	Belgium – 7.0%
5,402	Ageas (b)	225,112
6,106	Elia Group S.A./N.V. (b)	594,743
3,276	Galapagos N.V. (b) (c)	643,333
4,494	KBC Ancora (b)	124,778
3,362	Proximus S.A.D.P. (b)	77,207
2,244	Sofina S.A. (b)	456,340
3,855	Solvay S.A. (b)	277,820
		2,399,333
	Finland – 4.4%
4,224	Fortum OYJ (b)	61,447
5,006	Huhtamaki OYJ (b)	160,280
4,740	Kesko OYJ, Class B (b)	268,041
2,674	Metso OYJ (b)	63,015
14,154	Nokian Renkaat OYJ (b) (d)	337,970
24,852	Stora Enso OYJ, Class R (b)	248,491
13,507	UPM-Kymmene OYJ (b)	368,294
		1,507,538
	France – 20.6%
19,084	Air France-KLM (b) (c)	106,149
772	Air Liquide S.A. (b)	98,544
875	Alten S.A. (b)	61,579
4,284	Arkema S.A. (b)	292,488
4,248	Atos SE (b)	283,024
2,052	BNP Paribas S.A. (b)	59,909
7,478	Bouygues S.A. (b)	217,020
8,368	Casino Guichard Perrachon S.A. (b) (d)	320,244
2,545	Cie de Saint-Gobain (b)	61,068
2,684	Cie Generale des Etablissements Michelin SCA (b)	235,078
18,201	Cie Plastic Omnium S.A. (b)	252,420
2,890	Eiffage S.A. (b)	205,142
5,649	Elis S.A. (b)	53,230
18,341	Engie S.A. (b)	187,820
1,384	EssilorLuxottica S.A. (b)	146,531
2,683	Eurazeo SE (b)	120,385
16,097	Eutelsat Communications S.A. (b)	167,331
8,417	Faurecia S.A. (b)	246,463
2,124	Iliad S.A. (b) (d)	286,176
5,117	Ingenico Group S.A. (b)	534,877
4,859	Korian S.A. (b)	149,907
24,079	Natixis S.A. (b)	76,673
12,730	Orange S.A. (b)	154,128
20,013	Peugeot S.A. (b)	260,555
Shares	Description	Value

	France (Continued)
6,959	Renault S.A. (b)	$132,254
3,438	Rubis SCA (b)	141,767
2,535	Safran S.A. (b)	224,594
1,139	Schneider Electric SE (b)	96,272
10,929	Societe Generale S.A. (b)	179,040
2,021	SOITEC (b) (c)	144,170
31,743	Suez (b)	322,490
1,841	Teleperformance (b)	381,302
5,740	TOTAL S.A. (b)	216,276
19,687	Veolia Environnement S.A. (b)	415,807
2,781	Vinci S.A. (b)	227,234
724	Wendel S.A. (b)	57,452
		7,115,399
	Germany – 29.7%
12,808	1&1 Drillisch AG (b)	264,333
641	adidas AG (b)	142,320
7,141	BASF SE (b)	333,784
1,416	Bayer AG (b)	81,135
5,672	Bayerische Motoren Werke AG (b)	289,551
981	Bechtle AG (b)	123,521
3,502	Carl Zeiss Meditec AG (b)	333,462
34,430	Commerzbank AG (b)	122,565
3,892	Continental AG (b)	277,493
10,087	Covestro AG (b) (e) (f)	306,122
8,857	CTS Eventim AG & Co., KGaA (b)	405,278
6,022	Daimler AG (b)	179,842
31,406	Deutsche Lufthansa AG (b) (d)	293,745
13,672	Deutsche Wohnen SE (b)	518,151
8,090	Evonik Industries AG (b)	168,945
1,356	Fielmann AG (b)	78,933
1,177	Fraport AG Frankfurt Airport Services Worldwide (b)	47,380
2,952	Hannover Rueck SE (b)	416,840
4,142	HeidelbergCement AG (b)	176,959
11,163	Hella GmbH & Co., KGaA (b)	320,158
3,798	KION Group AG (b)	163,458
3,491	LEG Immobilien AG (b)	391,472
2,719	MorphoSys AG (b) (c)	261,800
752	MTU Aero Engines AG (b)	108,737
1,930	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	388,066
7,669	Porsche Automobil Holding SE (Preference Shares) (b)	320,568
6,449	Puma SE (b)	378,912
3,157	Rheinmetall AG (b)	219,401
19,321	Rocket Internet SE (b) (c) (e) (f)	385,349
6,387	RWE AG (b)	167,030
52,005	Schaeffler AG (Preference Shares) (b)	312,571
3,502	Scout24 AG (b) (e) (f)	209,346
3,933	Stroeer SE & Co., KGaA (b)	202,097

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
6,492	Suedzucker AG (b)	$92,782
21,868	TAG Immobilien AG (b)	430,067
9,241	Talanx AG (b)	310,922
15,218	Uniper SE (b)	373,803
2,347	Volkswagen AG (Preference Shares) (b)	270,366
1,520	Wacker Chemie AG (b)	75,713
8,748	Zalando SE (b) (c) (e) (f)	329,713
		10,272,690
	Ireland – 1.4%
50,340	Bank of Ireland Group PLC (b)	93,837
11,597	CRH PLC (b)	313,617
8,680	Ryanair Holdings PLC (b) (c)	86,570
		494,024
	Italy – 15.0%
163,150	A2A S.p.A. (b)	201,286
19,996	ACEA S.p.A. (b)	317,373
12,210	Amplifon S.p.A. (b)	248,025
5,152	Assicurazioni Generali S.p.A. (b)	69,783
6,474	Banca Generali S.p.A. (b)	134,526
21,763	Buzzi Unicem S.p.A (b)	397,465
53,470	Enel S.p.A. (b)	368,828
19,585	Eni S.p.A. (b)	194,625
20,497	Freni Brembo S.p.A. (b)	151,983
121,591	Hera S.p.A. (b)	439,902
9,624	Infrastrutture Wireless Italiane S.p.A. (b) (e) (f)	104,207
171,116	Iren S.p.A (b)	426,384
25,474	Leonardo S.p.A. (b)	168,413
67,488	Pirelli & C S.p.A. (e) (f)	243,022
43,904	Poste Italiane S.p.A. (b) (e) (f)	369,533
18,595	Prysmian S.p.A. (b)	295,231
350,028	Telecom Italia S.p.A. (b) (c)	141,682
25,392	UniCredit S.p.A. (b)	196,448
71,103	Unione di Banche Italiane S.p.A. (b)	184,097
74,975	Unipol Gruppo S.p.A. (b)	255,685
112,600	UnipolSai Assicurazioni S.p.A. (b)	277,121
		5,185,619
	Luxembourg – 3.9%
35,481	ArcelorMittal S.A. (b)	334,957
61,021	Aroundtown S.A. (b)	305,438
429	Eurofins Scientific SE (b)	209,352
13,311	Grand City Properties S.A. (b)	278,645
37,634	Tenaris S.A. (b)	227,039
		1,355,431
	Netherlands – 7.4%
95,397	Altice Europe N.V. (b) (c)	368,182
5,420	ASM International N.V. (b)	551,441
1,210	ASML Holding N.V. (b)	318,974
2,704	ASR Nederland N.V. (b)	67,988
Shares	Description	Value

	Netherlands (Continued)
1,221	Euronext N.V. (b) (e) (f)	$89,906
1,490	EXOR N.V. (b)	76,794
11,968	Koninklijke Ahold Delhaize N.V. (b)	278,813
4,311	Koninklijke Philips N.V. (b)	176,998
2,031	Randstad N.V. (b)	71,678
6,008	SBM Offshore N.V. (b)	79,429
7,262	Signify N.V. (b) (e) (f)	140,739
15,483	STMicroelectronics N.V. (b)	328,399
		2,549,341
	Portugal – 1.2%
23,665	Jeronimo Martins SGPS S.A. (b)	427,133
	Spain – 3.6%
19,164	Banco Bilbao Vizcaya Argentaria S.A. (b)	59,342
205,756	Banco de Sabadell S.A. (b)	104,054
2,417	Cellnex Telecom S.A. (b) (e) (f)	109,641
7,967	CIE Automotive S.A. (b)	121,883
4,309	Enagas S.A. (b)	85,005
3,456	Ferrovial S.A. (b)	82,034
38,414	Iberdrola S.A. (b)	375,728
25,547	Repsol S.A. (b)	227,912
13,087	Telefonica S.A. (b)	59,560
		1,225,159
	Total Common Stocks	33,545,459
	(Cost $46,839,972)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.8%
	Belgium – 0.9%
11,424	Warehouses De Pauw CVA (b)	326,092
	France – 1.0%
2,540	Gecina S.A. (b)	334,238
	Spain – 0.9%
16,552	Inmobiliaria Colonial Socimi S.A. (b)	156,030
21,447	Merlin Properties Socimi S.A. (b)	161,853
		317,883
	Total Real Estate Investment Trusts	978,213
	(Cost $1,168,817)

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 3.3%
1,123,611	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.46% (g) (h)	$1,123,611
	(Cost $1,123,611)
	Total Investments – 103.2%	35,647,283
	(Cost $49,132,400) (i)
	Net Other Assets and Liabilities – (3.2)%	(1,092,583)
	Net Assets – 100.0%	$34,554,700

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $34,280,650 or 99.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $791,783 and the total value of the collateral held by the Fund is $1,123,611.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Rate shown reflects yield as of March 31, 2020.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $802,316 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,287,433. The net unrealized depreciation was $13,485,117.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Italy	$ 5,185,619	$ 243,022	$ 4,942,597	$ —
Other Country Categories*	28,359,840	—	28,359,840	—
Real Estate Investment Trusts*	978,213	—	978,213	—
Money Market Funds	1,123,611	1,123,611	—	—
Total Investments	$ 35,647,283	$ 1,366,633	$ 34,280,650	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	15.7%
Financials	13.4
Utilities	13.0
Materials	11.3
Industrials	9.6
Real Estate	9.5
Communication Services	7.4
Information Technology	6.8
Health Care	6.1
Consumer Staples	4.0
Energy	3.2
Total	100.0%

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index, NASDAQ AlphaDEX® Europe Index, NASDAQ AlphaDEX® Latin America Index, NASDAQ AlphaDEX® Brazil Index, NASDAQ AlphaDEX® China Index, NASDAQ AlphaDEX® Japan Index, NASDAQ AlphaDEX® South Korea Index, NASDAQ AlphaDEX® Developed Markets Ex-US Index, NASDAQ AlphaDEX® Emerging Markets Index, NASDAQ AlphaDEX® Germany Index, NASDAQ AlphaDEX® Canada Index, NASDAQ AlphaDEX® Australia Index, NASDAQ AlphaDEX® United Kingdom Index, NASDAQ AlphaDEX® Hong Kong Index, NASDAQ AlphaDEX® Switzerland Index, NASDAQ AlphaDEX® Emerging Markets Small Cap Index, NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index, Nasdaq AlphaDEX® Eurozone Index, (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The funds have not been passed on by the Corporations as to their legality or suitability. The funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.